ALLIANCE INCOME FUND II

SEMI-ANNUAL REPORT
MARCH 31, 1998

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                        ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

May 27, 1998

Dear Shareholder:

We are pleased to report municipal market activity and investment results for Alliance Municipal Income Fund II's fiscal reporting period ended March 31, 1998.


ALLIANCE MUNICIPAL INCOME FUND II - CLASS A SHARES
Periods Ended March 31, 1998

                            6 MONTHS                      12 MONTHS                 SINCE INCEPTION         MORNINGSTAR
                  FUND PORTFOLIO    LIPPER      FUND PORTFOLIO    LIPPER      FUND PORTFOLIO    LIPPER         RATING
PORTFOLIO         TOTAL RETURNS*   RANKINGS**   TOTAL RETURNS*   RANKINGS**   TOTAL RETURNS*   RANKINGS**    OVERALL***
------------     ----------------------------   ---------------------------   ---------------------------   -----------
Arizona               4.11%          6/39           11.70%          3/39          8.50%          2/22          4 stars
Florida               4.33%         10/64           11.97%          3/63          6.54%          2/26          5 stars
Massachusetts         4.72%          1/57           13.33%          1/56         10.13%          1/37          5 stars
Michigan              4.70%          2/55           13.33%          2/52          8.25%          1/33          4 stars
Minnesota             4.14%          3/47           11.82%          1/45          6.09%          3/22          3 stars
New Jersey            3.88%         13/59           11.41%          4/57          6.33%          2/26          4 stars
Ohio                  4.56%          2/54           12.71%          1/52          6.57%          2/29          5 stars
Pennsylvania          3.82%         29/67           11.79%          5/67          6.87%          1/35          5 stars
Virginia              5.68%          1/34           14.52%          1/34          9.69%          1/26          5 stars


* THE FUND'S INVESTMENT RESULTS ARE CUMULATIVE TOTAL RETURNS FOR THE PERIODS AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. ADDITIONAL PERFORMANCE INFORMATION CAN BE FOUND ON PAGES 3 AND 4.

**   SINCE INCEPTION LIPPER RANKINGS ARE BASED ON THE CLOSEST MONTH END TO EACH
PORTFOLIO'S INCEPTION DATE. FUNDS IN THE LIPPER AVERAGES GENERALLY HAVE SIMILAR INVESTMENT OBJECTIVES, ALTHOUGH SOME MAY HAVE DIFFERENT INVESTMENT POLICIES. FUND PORTFOLIO INCEPTION DATES ARE: ARIZONA (6/1/94); FLORIDA (6/25/93); MASSACHUSETTS (3/29/94); MICHIGAN (2/25/94); MINNESOTA (6/25/93); NEW JERSEY (6/25/93); OHIO (6/25/93); PENNSYLVANIA (6/25/93); AND VIRGINIA (4/29/94). AN
INVESTOR CANNOT INVEST DIRECTLY IN AN AVERAGE.

*** MORNINGSTAR PROPRIETARY RATINGS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE AS OF MARCH 31, 1998. THESE RATINGS MAY CHANGE MONTHLY AND ARE CALCULATED FROM EACH PORTFOLIO'S 3-YEAR AVERAGE ANNUAL RETURNS IN EXCESS OF 90-DAY TREASURY BILL RETURNS WITH APPROPRIATE FEE ADJUSTMENTS AND A RISK FACTOR THAT REFLECTS PORTFOLIO PERFORMANCE BELOW 90-DAY TREASURY BILL RETURNS. IF THE PORTFOLIO SCORES IN THE TOP 10% OF ITS CLASS IT RECEIVES 5 STARS; IF IT FALLS IN THE NEXT 22.5% IT RECEIVES 4 STARS; A PLACE IN THE MIDDLE 35% EARNS IT 3 STARS; THOSE IN THE NEXT 22.5% RECEIVE 2 STARS; AND THE BOTTOM 10% GET 1 STAR. EACH PORTFOLIO'S SEC AVERAGE ANNUAL TOTAL RETURNS CAN BE FOUND ON PAGE 5. BECAUSE EACH OF THE PORTFOLIOS IS LESS THAN FIVE YEARS OLD, THE OVERALL MORNINGSTAR RANKING REFLECTS THE THREE YEAR RATING AND IS THE ONLY RATING ISSUED FOR EACH PORTFOLIO.


MARKET OVERVIEW
After a very strong fourth quarter of 1997, municipal bonds slightly underperformed U.S. Treasuries in the first quarter of 1998. However, the tax-exempt market performed well on an absolute basis, with prices generally higher across all sectors. Our view is that this relative underperformance was due to heavy new issuance by municipalities refinancing older, higher-coupon debt, and by the reduced supply of U.S. Treasury debt caused by the lower Federal deficit. A "flight to quality" by international investors into U.S. Treasuries, resulting from the Asian financial crisis, also fueled the outperformance of that market. In addition, the Asian crisis lowered investor expectations for growth and inflation in the domestic economy, another positive for the U.S. bond markets. The net result for the municipal market was a range-bound, quiet market focused on new issues. Continuing positive investment flows into tax-exempt mutual funds, combined with stronger than usual insurance company demand, absorbed much of the new issuance without affecting prices.


1


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

A consistent trend through the first quarter was improving credit quality for state and local debt issuers. With local economies benefiting from the recent protracted period of economic expansion, municipalities are experiencing record surpluses. In many cases, surpluses have greatly exceeded budget projections. For example, New York City recently announced a record $2 billion surplus, compared to recent years of projected deficits. Highlighting this trend was Standard and Poor's upgrading of nine issues for every downgrade during the first quarter. There is a possibility that local governments will use these surpluses to pay down older, high cost debt, reducing overall supply in the market. However, in the past, surpluses have tended to be used for new projects, not debt reduction.

INVESTMENT STRATEGY
Due to the recent lack of volatility in the market and record low yields for long term municipal bonds, there has been relatively little trading activity in the Fund's portfolios since the beginning of the year. Our style of management is contrarian in outlook, seeking value during periods of market turmoil. Since 1994, the Alliance Municipal Income Fund II's portfolios have had a significantly longer duration than their peer group. As a result, these funds dramatically outperformed most of their peers in the declining interest rate environment of the last several years. More recently, because of gains in bond prices, we have taken a slightly more defensive posture by investing in securities with a shorter average duration. By positioning the funds for market moves in either direction, we stand prepared to benefit if price volatility once again returns to the tax-exempt market.

MARKET OUTLOOK
Market volatility is likely to increase during the second half of the Fund's fiscal year. With the continuing strength of the U.S. economy, and the relatively modest impact of the turmoil in Asia on corporate earnings, we could begin to see weaker bond prices and an opportunity to once again reposition the portfolios. We firmly believe that the environment for long term municipal bond investors should be positive. It is clear that the Federal Reserve is committed to curbing inflationary pressures. We view any backup in interest rates as an excellent opportunity to lock in attractive yields and to improve long term call protection. Looking ahead, we believe that interest rates will trend lower over the long term and that municipal credit quality will continue to improve. Overall, we believe that the investing environment will continue to be excellent for municipal bond investors.

We appreciate your investment in Alliance Municipal Income Fund II and look forward to reporting future investment results.

Sincerely,


John D. Carifa
Chairman and President


Susan P. Keenan
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES             ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

The nine portfolios of Alliance Municipal Income Fund II, by investing principally in high-yielding, predominantly medium quality municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state tax that is available without assuming undue risk. These securities generally offer current yields above those of higher quality municipal obligations.

HOW YOUR PORTFOLIO PERFORMED OVER THE PAST SIX MONTHS

The Portfolios' Class A shares total returns for the periods ended March 31, 1998 are shown below. We have also shown, for comparison, returns for the overall municipal bond market, represented by the unmanaged state specific Lipper Municipal Debt Funds Average. Current yields and returns for Class B and Class C shares are on the next page.


INVESTMENT RESULTS

MUNICIPAL INCOME FUND II - CLASS A SHARES COMPARED TO LIPPER MUNICIPAL
  DEBT FUNDS AVERAGE*
Periods Ended March 31, 1998

                    FUND PORTFOLIO                FUND PORTFOLIO
                     TOTAL RETURNS                 TOTAL RETURN
                        (AT NAV)    LIPPER AVERAGE    (AT NAV)   LIPPER AVERAGE
                        6 MONTHS       6 MONTHS      12 MONTHS      12 MONTHS
                     -------------  -------------  -------------  -------------
Arizona Portfolio         4.11%          3.55%         11.70%          9.95%
Florida Portfolio         4.33%          3.79%         11.97%         10.25%
Massachusetts Portfolio   4.72%          3.60%         13.33%          9.98%
Michigan Portfolio        4.70%          3.65%         13.33%         10.04%
Minnesota Portfolio       4.14%          3.46%         11.82%          9.54%
New Jersey Portfolio      3.88%          3.54%         11.41%          9.75%
Ohio Portfolio            4.56%          3.53%         12.71%          9.59%
Pennsylvania Portfolio    3.82%          3.75%         11.79%         10.24%
Virginia Portfolio        5.68%          3.96%         14.52%         10.69%


* TOTAL RETURNS FOR THE FUND'S PORTFOLIOS ARE BASED ON THE NET ASSET VALUE OF CLASS A SHARES AS OF MARCH 31, 1998. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE STATE SPECIFIC LIPPER MUNICIPAL DEBT FUNDS AVERAGES HAVE GENERALLY SIMILAR INVESTMENT OBJECTIVES TO YOUR FUND'S PORTFOLIOS, ALTHOUGH SOME MAY HAVE DIFFERENT INVESTMENT POLICIES.


3


INVESTMENT RESULTS
AS OF MARCH 31, 1998                          ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                 AVERAGE ANNUAL TOTAL RETURNS
                        ------------------------------------------               TAXABLE
                         WITHOUT SALES CHARGE   WITH SALES CHARGE               EQUIVALENT
                        ---------------------- -------------------  30 DAY     YIELD IN 36%
                           1        SINCE        1        SINCE       SEC      TAX BRACKET
                          YEAR    INCEPTION     YEAR    INCEPTION    YIELD*      (AT NAV)
                        --------  -----------  ------  -----------   ------   -------------
ARIZONA PORTFOLIO
Class A                   11.70%     8.50%      6.93%     7.29%      4.71%         8.84%
Class B                   10.98%     7.76%      7.98%     7.76%      4.22%         7.76%
Class C                   10.98%     7.76%      9.98%     7.76%      4.22%         7.76%

FLORIDA PORTFOLIO
Class A                   11.97%     6.54%      7.22%     5.58%      4.90%         8.31%
Class B                   11.19%     5.76%      8.19%     5.76%      4.39%         7.23%
Class C                   11.19%     5.76%     10.19%     5.76%      4.41%         7.23%

MASSACHUSETTS PORTFOLIO
Class A                   13.33%    10.13%      8.53%     8.95%      4.97%         9.69%
Class B                   12.50%     9.36%      9.50%     9.36%      4.49%         8.58%
Class C                   12.50%     9.37%     11.50%     9.37%      4.49%         8.58%

MICHIGAN PORTFOLIO
Class A                   13.33%     8.25%      8.55%     7.12%      4.77%         8.65%
Class B                   12.58%     7.50%      9.58%     7.50%      4.28%         7.55%
Class C                   12.58%     7.50%     11.58%     7.50%      4.28%         7.55%

MINNESOTA PORTFOLIO
Class A                   11.82%     6.09%      7.11%     5.13%      4.66%         9.03%
Class B                   11.02%     5.30%      8.02%     5.30%      4.15%         7.82%
Class C                   11.02%     5.30%     10.02%     5.30%      4.16%         7.82%

NEW JERSEY PORTFOLIO
Class A                   11.41%     6.33%      6.69%     5.38%      4.38%         8.41%
Class B                   10.62%     5.55%      7.62%     5.55%      3.83%         7.23%
Class C                   10.62%     5.55%      9.62%     5.55%      3.87%         7.23%

OHIO PORTFOLIO
Class A                   12.71%     6.57%      7.92%     5.61%      4.35%         8.73%
Class B                   11.80%     5.79%      8.80%     5.79%      3.83%         7.57%
Class C                   11.80%     5.79%     10.80%     5.79%      3.84%         7.57%

PENNSYLVANIA PORTFOLIO
Class A                   11.79%     6.87%      7.02%     5.91%      4.69%         8.62%
Class B                   11.01%     6.09%      8.01%     6.09%      4.18%         7.51%
Class C                   11.01%     6.09%     10.01%     6.09%      4.20%         7.51%

VIRGINIA PORTFOLIO
Class A                   14.52%     9.69%      9.63%     8.49%      4.46%         8.65%
Class B                   13.68%     8.93%     10.68%     8.93%      3.96%         7.59%
Class C                   13.68%     8.93%     12.68%     8.93%      3.95%         7.59%


The average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Yields are for the 30 days ended March 31, 1998.


4


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SEC AVERAGE ANNUAL TOTAL RETURNS AS OF THE MOST RECENT QUARTER-END (MARCH 31, 1998)

                              1 YEAR    SINCE INCEPTION
                             --------   ----------------
ARIZONA PORTFOLIO
Class A                        6.93%          7.29%
Class B                        7.98%          7.76%
Class C                        9.98%          7.76%

FLORIDA PORTFOLIO
Class A                        7.22%          5.58%
Class B                        8.19%          5.76%
Class C                       10.19%          5.76%

MASSACHUSETTS PORTFOLIO
Class A                        8.53%          8.95%
Class B                        9.50%          9.36%
Class C                       11.50%          9.37%

MICHIGAN PORTFOLIO
Class A                        8.55%          7.12%
Class B                        9.58%          7.50%
Class C                       11.58%          7.50%

MINNESOTA PORTFOLIO
Class A                        7.11%          5.13%
Class B                        8.02%          5.30%
Class C                       10.02%          5.30%

NEW JERSEY PORTFOLIO
Class A                        6.69%          5.38%
Class B                        7.62%          5.55%
Class C                        9.62%          5.55%

OHIO PORTFOLIO
Class A                        7.92%          5.61%
Class B                        8.80%          5.79%
Class C                       10.80%          5.79%

PENNSYLVANIA PORTFOLIO
Class A                        7.02%          5.91%
Class B                        8.01%          6.09%
Class C                       10.01%          6.09%

VIRGINIA PORTFOLIO
Class A                        9.63%          8.49%
Class B                       10.68%          8.93%
Class C                       12.68%          8.93%


SEC average annual total returns for the period shown reflect reinvestment of all distributions and deduction of the maximum 4.25% front-end sales charges and applicable contingent deferred sales charges.


5


ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1998 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________
STANDARD &                                    PRINCIPAL
POOR'S                                         AMOUNT
RATINGS                                         (000)           VALUE
-------------------------------------------------------------------------------
       MUNICIPAL BONDS-97.8%
       ARIZONA-96.2%
AAA    Glendale (Midwestern Univ)
       Connie Lee Ser 96A
       6.00%, 5/15/26                           $ 1,415     $  1,518,054
NR     Goodyear Assessment
       District Dist No. 1 Ser 96C
       7.25%, 7/01/16                             1,390        1,467,951
NR     Hassayampa Cmnty Fac
       Dist Spec Assessment Lien
       Ser 96
       7.75%, 7/01/21                             4,975        5,181,811
AAA    Maricopa Cnty GO
       School Dist No. 28
       (Kyrene Elem) FGIC Ser 95B
       6.00%, 7/01/14                             1,420        1,518,775
AAA    Maricopa Cnty Hlth Fac Rev
       (Catholic Healthcare West)
       MBIA Ser 93
       7.402%, 7/01/13 (a)                        2,700        2,924,127
AA+    Maricopa Cnty IDR
       (Citizens Utilities)
       Ser 95 AMT
       6.20%, 5/01/30                             1,385        1,490,343
AA-    Mohave Cnty IDR
       (Cargill/North Star Steel)
       Ser 95A AMT
       6.70%, 3/01/20                             3,825        4,282,394
AAA    Mohave Cnty IDR
       Hlth Care Rev
       (Chris Ridge & Silver)
       GNMA Ser 96
       6.375%, 11/01/31                           1,000        1,094,160
AAA    Phoenix Arpt Rev (Sky
       Harbor/Goodyear/Deer Valley)
       MBIA Ser 94D AMT
       6.30%, 7/01/10                             1,385        1,524,317
AA+    Phoenix Excise Tax Rev
       (Civic Plaza Bldg Corp)
       Sr Lien Ser 94
       6.00%, 7/01/12                             1,015        1,096,545
AA     Phoenix MFHR
       (Woodstone & Silver Springs)
       Asset Gty Ser 93
       6.25%, 4/01/23                             1,395        1,474,110
AAA    Pima Cnty SFMR
       GNMA/FNMA/FHLMC
       Ser 97A AMT
       6.25%, 11/01/30                            2,750        2,921,600
AAA    Tempe MFHR
       (Quadrangles) FHA Ser 93
       6.25%, 6/01/26                             1,435        1,517,857
AAA    Yuma MFHR
       (Alexandrite Sands Apt)
       FHA Ser 90 AMT
       7.70%, 12/01/29                            1,420        1,495,161
                                                             ------------
                                                              29,507,205

       PUERTO RICO-1.6%
BBB-   Puerto Rico Port Auth
       (American Airlines)
       Ser 96A AMT
       6.25%, 6/01/26                               435          472,567

       TOTAL INVESTMENTS-97.8%
         (cost $29,221,174)                                   29,979,772
       Other assets less liabilities-2.2%                        689,946

       NET ASSETS-100%                                      $ 30,669,718


(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

     See Glossary of Terms on page 17.

     See notes to financial statements.


6


FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1998 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________
STANDARD &                                    PRINCIPAL
POOR'S                                         AMOUNT
RATINGS                                         (000)           VALUE
-------------------------------------------------------------------------------
       MUNICIPAL BONDS-98.9%
       FLORIDA-85.7%
Aaa*   Brevard Cnty Hsg Fin Auth
       SFMR GNMA
       Ser 94 AMT
       6.70%, 9/01/27                           $ 1,080     $  1,157,133
NR     Collier Cnty Fiddlers Creek
       Cmnty Dev Dist Ser 96
       7.50%, 5/01/18                            14,055       14,936,951
BBB+   Collier Cnty Hlth Fac
       (The Moorings) Ser 94
       7.00%, 12/01/19                            2,000        2,249,200
AAA    Dade Cnty Arpt Rev
       (Miami Int'l) MBIA
       Ser 95B AMT
       6.00%, 10/01/24                            3,275        3,530,417
A3*    Dade Cnty Spec Oblig
       (Courthouse Ctr) Ser 95
       6.10%, 4/01/20                             3,000        3,212,010
AAA    Escambia Cnty Hsg
       Fin Auth
       SFMR FNMA/GNMA
       Ser 96B AMT
       6.25%, 4/01/28                             3,790        3,997,770
Baa1*  Escambia Cnty PCR
       (Champion Int'l Corp)
       Ser 96 AMT
       6.40%, 9/01/30                             5,000        5,465,600
AAA    Florida Hsg Fin Agy
       MFHR
       (Brittany of Rosemont)
       AMBAC Ser 95G AMT
       6.25%, 7/01/35                             1,350        1,439,086
AAA    Florida Hsg Fin Agy
       MFHR
       (Landings at Boot Ranch)
       AMBAC Ser 95K AMT
       6.10%, 11/01/35                            2,050        2,161,930
AAA    Florida Hsg Fin Agy
       MFHR
       (Turtle Creek Apts)
       AMBAC Ser 96C AMT
       6.20%, 5/01/36                             3,245        3,447,131
AAA    Florida Hsg Fin Agy
       SFMR GNMA/FNMA
       Ser 94B AMT
       6.65%, 7/01/26                             2,835        2,985,113
AAA    Florida Hsg Fin Agy
       SFMR GNMA/FNMA
       Ser 95A AMT
       6.65%, 1/01/24                             6,720        7,266,739
AAA    Hillsborough Cnty
       Aviation Auth
       (Tampa Int'l Arpt)
       FGIC Ser 96A AMT
       6.00%, 10/01/23                            1,500        1,639,995
Aa3*   North Miami Hlth Fac
       Auth (Catholic Hlth
       Svcs Oblig Grp)
       Ser 96
       6.00%, 8/15/24                             1,200        1,265,268
NR     Northern Palm Beach Cnty
       (Abacoa)
       Ser 96A
       7.20%, 8/01/16                             2,310        2,523,952
A+     Palm Beach Cnty IDR
       (Geriatric Care Inc)
       Ser 96
       6.625%, 12/01/26                           3,580        3,938,072
Aaa*   Pinellas Cnty Hsg Fin Auth
       SFMR GNMA/FNMA
       Ser 94A AMT
       6.55%, 8/01/27                             3,130        3,325,437
NR     St. Johns Cnty Julington
       Creek Plantation Cmnty Dev
       Dist Assessment
       7.125%, 5/01/19                              250          263,010
Baa2*  Volusia Cnty Ed Fac Auth
       (Embry-Riddle Aero Univ)
       Ser 96A
       6.125%, 10/15/26                           3,770        3,999,744
AA     Volusia Cnty Hlth Fac Auth
       (John Knox Village)
       Asset Gty Ser 96A
       6.00%, 6/01/17                             2,900        3,090,501
                                                             ------------
                                                              71,895,059

       CALIFORNIA-9.7%
A+     California GO
       Ser 95 AMT
       6.40%, 2/01/20                             7,950        8,122,515


7

FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
(CONTINUED)                                   ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________
STANDARD &                                    PRINCIPAL
POOR'S                                         AMOUNT
RATINGS                                         (000)           VALUE
-------------------------------------------------------------------------------
       MASSACHUSETTS-1.7%
AAA    Massachusetts Hsg Fin Agy
       MFHR AMBAC
       Ser 95E AMT
       6.00%, 7/01/37                           $ 1,420     $  1,466,363

       VIRGINIA-1.8%
A      Alexandria MFHR
       (Buckingham Village Apts)
       Ser 96A AMT
       6.15%, 1/01/29                             1,460        1,531,817

       TOTAL INVESTMENTS-98.9%
         (cost $79,421,939)                                 $ 83,015,754
       Other assets less liabilities-1.1%                        903,644

       NET ASSETS-100%                                      $ 83,919,398


*    Moody's Rating.

     See Glossary of Terms on page 17.

     See notes to financial statements.


8


MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1998 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________
STANDARD &                                    PRINCIPAL
POOR'S                                         AMOUNT
RATINGS                                         (000)           VALUE
-------------------------------------------------------------------------------
       MUNICIPAL BONDS-97.6%
       MASSACHUSETTS-82.2%
AAA    Massachusetts Ed Fin Auth
       (Educational Loan)
       AMBAC Ser 94E AMT
       6.00%, 1/01/12                           $ 1,005     $  1,058,255
AAA    Massachusetts Hlth & Ed
       Fac Auth (Beth Israel)
       AMBAC Ser G-4
       8.522%, 7/01/25 (a)                        2,000        2,261,520
AAA    Massachusetts Hlth & Ed
       Fac Auth
       (New England Med Ctr)
       MBIA
       6.48%, 7/01/18 (a)                         5,000        5,112,500
AAA    Massachusetts Hsg Fin Agy
       MFHR AMBAC
       Ser 95E AMT
       6.00%, 7/01/37                             1,260        1,301,139
AAA    Massachusetts Hsg Fin Agy
       MFHR FNMA Ser 92A
       6.90%, 11/15/24                            2,500        2,640,600
AAA    Massachusetts Hsg Fin Agy
       MFHR (Harbor Point)
       AMBAC Ser 96A AMT
       6.40%, 12/01/15                            1,790        1,932,770
A+     Massachusetts Hsg Fin Agy
       SFMR Ser 40 AMT
       6.65%, 12/01/27                            4,980        5,382,284
A3*    Massachusetts Ind Fin Agy
       (Brooks School)
       Ser 93
       5.95%, 7/01/23                             1,845        1,924,077
AAA    Massachusetts Ind Fin Agy
       (Heights Crossing)
       FHA Ser 95 AMT
       6.15%, 2/01/35                             1,840        1,931,117
AAA    Massachusetts Muni
       Wholesale Elec Pwr
       Supply Sys
       MBIA Ser 92A
       6.00%, 7/01/18                             1,850        1,927,681
AAA    Massachusetts Port Auth
       Spec Fac (Bosfuel Corp)
       MBIA Ser 97 AMT
       6.00%, 7/01/36                             1,815        1,926,151
AAA    Massachusetts Port Auth
       Spec Fac (US Air)
       MBIA Ser 96A AMT
       5.875%, 9/01/23                            1,835        1,928,989
A1*    New England Ed Loan Mktg
       Ser 93H AMT
       6.90%, 11/01/09                            2,450        2,751,913
                                                             ------------
                                                              32,078,996

       ARIZONA-3.2%
NR     Hassayampa Cmnty Fac
       Dist Spec Assessment Lien
       Ser 96
       7.75%, 7/01/21                             1,205        1,255,092

       CALIFORNIA-7.8%
NR     Fontana Spec Tax Cmnty
       Fac Dist No. 3
       (Hunters Ridge)
       Ser 90A
       8.70%, 10/01/15                            1,320        1,387,518
NR     Los Angeles Cnty Cmnty Fac
       Dist No. 92-1
       (Castaic Union SD Northlake)
       Ser 92
       9.00%, 10/01/19                            1,550        1,644,364
                                                             ------------
                                                               3,031,882

       PUERTO RICO-4.4%
BBB-   Puerto Rico Port Auth
       (American Airlines)
       Ser 96A AMT
       6.25%, 6/01/26                             1,600        1,738,176

       TOTAL INVESTMENTS-97.6%
         (cost $37,207,777)                                   38,104,146
       Other assets less liabilities-2.4%                        924,175

       NET ASSETS-100%                                      $ 39,028,321


*    Moody's Rating.

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

     See Glossary of Terms on page 17.

     See notes to financial statements.


9


MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1998 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________
STANDARD &                                    PRINCIPAL
POOR'S                                         AMOUNT
RATINGS                                         (000)           VALUE
-------------------------------------------------------------------------------
       MUNICIPAL BONDS-97.7%
       MICHIGAN-83.2%
AAA    Detroit Sew Disp Rev
       FGIC Ser 93A
       7.618%, 7/01/23 (a)                      $ 3,460     $  3,713,168
AAA    Grand Rapids Swr Sys
       MBIA Ser 92
       6.00%, 1/01/22                             1,000        1,052,360
Aa2*   Independence
       MFHR
       (Greenery Health)
       FHA Ser 97A
       6.15%, 8/01/17                             1,850        2,017,166
AAA    Kalamazoo Hosp Fin Auth
       Hosp Rev
       (Borgess Med Ctr)
       FGIC Ser 94A
       6.538%, 6/01/11 (a)                        1,025        1,055,535
AAA    Kent Cnty Arpt Fac
       (Kent Cnty Int'l)
       Ser 95 AMT
       6.10%, 1/01/25                               990        1,048,301
AAA    Michigan Hosp Fin Auth
       Hosp Rev (St Johns)
       AMBAC Ser 92A
       6.00%, 5/15/13                               985        1,053,448
AA+    Michigan Hsg Dev Auth
       SFMR Mortgage Rev
       FHA Ser 96B AMT
       6.20%, 6/01/27                               345          359,214
AA+    Michigan Hsg Dev Auth
       SFMR Mortgage Rev
       Ser 95B AMT
       7.05%, 6/01/26                             2,760        2,880,612
AAA    Michigan Strategic Fund
       PCR (Detroit Edison)
       MBIA Ser 95AA
       6.40%, 9/01/25                               955        1,055,160
A      Michigan Strategic Fund
       PCR (General Motors)
       Ser 95
       6.20%, 9/01/20                               975        1,057,651
A**    Romulus Tax Increment
       Fin Auth Ser 94
       6.75%, 11/01/19                            1,585        1,743,975
AA     Troy Downtown Dev Auth
       Asset Gty Ser 95A
       6.375%, 11/01/18                             965        1,055,295
                                                             ------------
                                                              18,091,885

       ARIZONA-9.6%
NR     Goodyear Assessment
       District Dist No.1 Ser 96C
       7.25%, 7/01/16                             1,010        1,066,641
NR     Hassayampa Cmnty
       Fac Dist
       Spec Assessment Lien Ser 96
       7.75%, 7/01/21                               970        1,010,323
                                                             ------------
                                                               2,076,964

       FLORIDA-4.9%
NR     Collier Cnty Fiddlers Creek
       Cmnty Dev Dist Ser 96
       7.50%, 5/01/18                             1,000        1,062,750

       TOTAL INVESTMENTS-97.7%
       (cost $20,622,974)                                     21,231,599
       Other assets less liabilities-2.3%                        502,879

       NET ASSETS-100%                                      $ 21,734,478


*    Moody's Rating.

**   Fitch's Rating.

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

     See Glossary of Terms on page 17.

     See notes to financial statements.


10


MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1998 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________
STANDARD &                                    PRINCIPAL
POOR'S                                         AMOUNT
RATINGS                                         (000)           VALUE
-------------------------------------------------------------------------------
       MUNICIPAL BONDS-99.0%
       MINNESOTA LONG TERM MUNICIPAL BONDS-92.3%
A      Bass Brook PCR
       (Minn Power & Light)
       Ser 92
       6.00%, 7/01/22                           $ 1,110     $  1,156,121
AAA    Duluth Arpt Lease St
       Secured GO
       Ser 95C AMT
       6.25%, 8/01/14                             1,060        1,141,037
Aaa*   Eagan MFHR
       (Woodridge Apts) GNMA
       Ser 97A
       5.95%, 2/01/32                             1,095        1,156,670
Aaa*   Little Canada MFHR
       (Cedars Lakeside) GNMA
       Ser 97A
       5.95%, 2/01/32                             1,095        1,156,670
Aaa*   Minneapolis & St. Paul
       Hsg & Redev Auth
       SFMR GNMA/FNMA
       Ser 96B
       5.125%, 6/01/32                            1,100        1,100,000
A-     Minneapolis Common Bond
       Fund Cmnity Dev Agy
       Ser 95-2 AMT
       6.625%, 12/01/15                           1,245        1,346,990
A-     Minneapolis Common Bond
       Fund Cmnty Dev Agy
       Ser 97-2 AMT
       6.20%, 6/01/17                             1,795        1,908,336
AAA    Minneapolis COP Spec
       School Dist No. 1
       MBIA Ser 96A
       5.90%, 2/01/17                             1,115        1,179,246
NR     Minnesota Agric & Econ
       Dev Brd
       (Small Business Loan Prog)
       Ser 96A AMT
       6.75%, 8/01/16                             1,450        1,586,068
NR     Minnesota Agric & Econ
       Dev Brd
       (Small Business Loan Prog)
       Ser 96B AMT
       7.00%, 8/01/16                               750          796,935
Baa1*  Minnesota Higher Ed Fac
       Auth (Hamline Univ)
       Ser 4-I
       6.00%, 10/01/16                              790          838,514
AA+    Minnesota Hsg Fin Agy
       SFMR
       Ser 96G AMT
       6.25%, 7/01/26                               175          184,916
AA+    Minnesota Hsg Fin Agy
       SFMR FHA
       Ser 89A AMT
       7.90%, 7/01/19                             2,605        2,690,757
AA+    Rochester Hlth Care Fac
       (Mayo Med Ctr) Ser 92H
       8.229%, 11/15/15 (a)                       3,000        3,454,890
BBB    South St. Paul Hosp Rev
       (Health East)
       Ser 94
       6.75%, 11/01/09                            1,060        1,160,626
AAA    St. Francis GO
       Ind School Dist No. 15
       CGIC Ser 95A
       6.375%, 2/01/16                            1,000        1,120,370

       TOTAL MINNESOTA LONG TERM MUNICIPAL BONDS
         (cost $20,732,375)                                   21,978,146

       SHORT TERM MUNICIPAL NOTES-6.7%
A-1    Golden Valley IDR
       (Unicare Homes)
       Ser 84 VRDN (b)
       3.80%, 9/01/14                               500          500,000
A-1    St. Paul Hsg & Redev Auth
       MFHR
       (Kendrick Apts)
       Ser 97 AMT VRDN (b)
       3.80%, 1/01/27                               600          600,000
A-1    Waconia IDR
       (Milltronics Mfg Co)
       Ser 95 AMT VRDN (b)
       3.80%, 10/01/16                              485          485,000


11


MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
(CONTINUED)                                   ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________
                                                                VALUE
-------------------------------------------------------------------------------
       TOTAL SHORT TERM MUNICIPAL NOTES
         (cost $1,585,000)                                  $  1,585,000

       TOTAL INVESTMENTS-99.0%
        (cost $22,317,375)                                  $ 23,563,146
       Other assets less liabilities-1.0%       248,301

       NET ASSETS-100%                                      $ 23,811,447


*    Moody's Rating.

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

     See Glossary of Terms on page 17.

     See notes to financial statements.


12


NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1998 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________
STANDARD &                                    PRINCIPAL
POOR'S                                         AMOUNT
RATINGS                                         (000)           VALUE
-------------------------------------------------------------------------------
       MUNICIPAL BONDS-98.5%
       NEW JERSEY-91.3%
AAA    Essex Cnty Imp Auth Util
       Rev (Orange Twp)
       MBIA Ser 93
       6.00%, 12/01/17                          $ 2,510     $  2,667,929
BBB-   New Jersey Eco Dev
       (American Airlines) AMT
       7.10%, 11/01/31                            4,500        4,924,710
A+     New Jersey Eco Dev
       (Anheuser-Busch)
       Ser 95 AMT
       5.85%, 12/01/30                            3,610        3,819,849
AAA    New Jersey Eco Dev
       (Hackensack Wtr Co) MBIA
       Ser 94B AMT
       5.90%, 3/01/24                             3,250        3,389,425
AAA    New Jersey Eco Dev
       (NJ American Wtr Co)
       FGIC AMT
       6.875%, 11/01/34                           3,000        3,382,260
AAA    New Jersey Eco Dev
       (Pub Ser Elec & Gas) MBIA
       Ser 94A AMT
       6.40%, 5/01/32                             3,455        3,724,697
BBB    New Jersey Hlth Care Fac
       (Englewood Hosp) Ser 94
       6.75%, 7/01/24                             4,230        4,677,365
BBB    New Jersey Hlth Care Fac
       (Franciscan Sisters,
       St. Mary's Hosp) Ser 93
       5.875%, 7/01/12                            2,755        2,835,639
AAA    New Jersey Hlth Care Fac
       (Monmouth Med Ctr)
       CGIC Ser C
       6.25%, 7/01/24                             2,750        2,964,858
AAA    New Jersey Hsg & Mtg
       MFHR AMBAC
       Ser 96A AMT
       6.25%, 5/01/28                             4,145        4,409,202
A+     New Jersey Hsg & Mtg
       MFHR (Sect 8) Ser 1
       6.70%, 11/01/28                            8,500        9,138,010
AAA    New Jersey Hsg & Mtg
       SFMR MBIA
       Ser 95O AMT
       6.35%, 10/01/27                            5,000        5,343,050
AAA    Passaic Valley Sewer
       AMBAC Ser 92D
       5.75%, 12/01/15                            3,400        3,550,518
AAA    Port Auth of NY & NJ
       (JFK Int'l Airport)
       MBIA Ser 6 AMT
       5.75%, 12/01/22                            7,590        7,978,077
AA-    Port Auth of NY & NJ
       95th Ser AMT
       6.125%, 7/15/29                            3,625        3,885,021
AA-    Salem Cnty NJ Waste
       Disposal Auth (E.I. Dupont)
       Ser 92A AMT
       6.125%, 7/15/22                            3,500        3,707,865
BBB    South Jersey Transportation
       Auth NJ Lease Rev
       (Raytheon Aircraft Service)
       Ser 97A AMT
       6.15%, 1/01/22                               500          536,545
AAA    Vineland NJ Sewer Auth
       (Landis) FGIC Ser 93C
       7.37%, 9/19/19 (a)                         3,250        3,694,795
                                                             ------------
                                                              74,629,815

       FLORIDA-7.2%
NR     Collier Cnty Fiddlers Creek
       Cmnty Dev Dist
       Ser 96
       7.50%, 5/01/18                             2,125        2,258,344
NR     Collier Cnty Heritage Greens
       Cmnty Dev Dist
       Ser 96
       8.25%, 5/01/18                             3,440        3,586,682
                                                             ------------
                                                               5,845,026

       TOTAL INVESTMENTS-98.5%
       (cost $75,579,701)                                     80,474,841
         Other assets less liabilities-1.5%                    1,236,458

       NET ASSETS-100%                                      $ 81,711,299


 (a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

     See Glossary of Terms on page 17.

     See notes to financial statements.


13


OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1998 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________
STANDARD &                                    PRINCIPAL
POOR'S                                         AMOUNT
RATINGS                                         (000)           VALUE
-------------------------------------------------------------------------------
       MUNICIPAL BONDS-99.0%
       OHIO-95.1%
BBB    Akron (Akron Municipal
       Baseball Stad) Ser 96
       Zero Coupon, 12/01/16                    $ 5,000     $  4,441,050
BBB-   Butler Cnty Hosp Rev
       (Fort Hamilton Hughes)
       7.50%, 1/01/10                             1,400        1,536,738
AAA    Cuyahoga Cnty Hosp Rev
       (Meridia Health Sys)
       Ser 95
       6.25%, 8/15/24                             2,320        2,636,819
AAA    Cuyahoga Cnty MFHR
       (Nat'l Terminal Apts)
       FNMA Ser 96 AMT
       6.40%, 7/01/16                             5,180        5,595,643
BBB    Dayton Spec Fac Rev
       (Emery Air Freight)
       Ser 96D AMT
       6.20%, 10/01/09                            2,320        2,520,935
BBB    Hamilton Cnty Hlth Sys
       (Franciscan Sisters
       Providence) Ser 92
       6.875%, 7/01/15                            2,000        2,150,140
Aaa*   Kent Ohio MFHR
       (Silver Meadows Apt)
       GNMA Ser 95 AMT
       7.15%, 12/20/26                            2,440        2,725,358
NR     Mahoning Valley Sanitary
       Dist Ser 94
       7.75%, 5/15/14                             1,500        1,690,515
BBB+   Ohio Air Quality Dev Auth
       (Columbus Southern Pwr)
       Ser 85B
       6.25%, 12/01/20                            2,620        2,779,899
AAA    Ohio Air Quality Dev Auth
       (JMG Funding/Ohio Pwr)
       AMBAC Ser 94B AMT
       6.375%, 4/01/29                            2,150        2,330,922
BB+    Ohio Air Quality Dev Auth
       (Toledo Edison Co)
       Ser 97A AMT
       6.10%, 8/01/27                             5,000        5,237,050
AAA    Ohio Capital Corp MFHR
       (Sect 8)
       FHA MBIA Ser 95E
       6.35%, 1/01/22                             1,775        1,895,736
Aa2*   Ohio Hsg Fin Agy MFHR
       (Insured Bridgeview Villa II)
       FHA AMT
       6.45%, 12/01/33                            1,965        2,071,700
AAA    Ohio Hsg Fin Agy SFMR
       GNMA Ser 94 B2 AMT
       6.70%, 3/01/25                             5,710        6,124,203
AAA    Ohio Hsg Fin Agy SFMR
       GNMA Ser 97 A1 AMT
       6.15%, 3/01/29                             5,940        6,273,947
BB+    Ohio St Wtr Dev Auth
       (Cleveland Electric)
       Ser 97A AMT
       6.10%, 8/01/20                             2,000        2,094,820
A      Ohio St Wtr Dev Auth
       (North Star/BHP) AMT
       6.45%, 9/01/20                             2,255        2,452,854
                                                             ------------
                                                              54,558,329

       PUERTO RICO-3.9 %
BBB-   Puerto Rico Port Auth
       (American Airlines)
       Ser 96A AMT
       6.25% 6/01/26                              2,075        2,254,197

       TOTAL INVESTMENTS-99.0%
         (cost $53,437,078)                                   56,812,526
       Other assets less liabilities-1.0 %                       551,911

       NET ASSETS-100%                                      $ 57,364,437


*    Moody's Rating.

     See Glossary of Terms on page 17.

     See notes to financial statements.


14


PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1998 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________
STANDARD &                                    PRINCIPAL
POOR'S                                         AMOUNT
RATINGS                                         (000)           VALUE
-------------------------------------------------------------------------------
       MUNICIPAL BONDS-99.0%
       PENNSYLVANIA-84.0%
AAA    Allegheny Cnty Arpt Rev
       (Pittsburgh Int'l) FSA
       Ser 92B AMT
       6.625%,1/01/22                           $ 3,315     $  3,597,902
BBB-   Allegheny Cnty IDR
       (USX) Ser 96
       6.10%, 1/15/18                             3,530        3,735,552
A-     Bradford Cnty IDR
       Solid Waste Disp Rev
       (Int'l Paper) Ser 95A AMT
       6.60%, 3/01/19                             2,500        2,782,250
BBB+   Cumberland Cnty
       Municipal Auth Rev
       (Presbyterian Homes Inc)
       Ser 96
       6.00%, 12/01/26                            3,000        3,101,970
A      New Morgan IDR
       Solid Waste Disp Rev
       (Browning-Ferris)
       Ser 94 AMT
       6.50%, 4/01/19                             4,000        4,356,080
BBB-   Pennsylvania Econ Dev
       (Macmillan Bloedel Clarion)
       Ser 95 AMT
       7.60%, 12/01/20                            5,000        5,467,750
BBB    Pennsylvania Econ Dev
       (Sun Co Inc)
       Ser 94A AMT
       7.60%, 12/01/24                            4,065        4,740,847
AAA    Pennsylvania Higher Ed
       Student Loan AMBAC
       Ser 88D AMT
       6.05%, 1/01/19                             3,520        3,678,893
AA+    Pennsylvania Hsg Fin Agy
       SFMR Ser 92 35D AMT
       8.273%, 4/01/25(a)                         9,500       10,256,390
AA+    Pennsylvania Hsg Fin Agy
       SFMR Ser 94 41B AMT
       6.65%, 4/01/25                             5,000        5,367,750
AAA    Pennsylvania Turnpike
       AMBAC Ser 94A
       6.00%, 12/01/19                            3,000        3,210,720
AAA    Philadelphia Arpt Rev
       AMBAC Ser 95A AMT
       6.10%, 6/15/25                             3,515        3,764,881
A-     Philadelphia Hosp Rev
       (Temple Univ) Ser 93A
       6.625%, 11/15/23                           3,250        3,581,792
AAA    Pittsburgh Urban Redev
       SFMR
       FHA/GNMA/FNMA
       Ser 97A AMT
       6.25%, 10/01/28                            1,200        1,272,492
AAA    Pittsburgh Urban Redev
       SFMR
       Ser 95A AMT
       7.15%, 10/01/27                              520          566,545
AA     Potter Cnty Hosp Auth
       (Charles Cole Memorial)
       Asset Gty Ser 96
       6.05%, 8/01/24                             3,615        3,845,927
BBB+   Warren Cnty Hosp Auth
       (Warren Gen) Ser 94A
       7.00%, 4/01/19                             2,200        2,437,644
                                                             ------------
                                                              65,765,385

       FLORIDA-13.1%
NR     Collier Cnty Heritage Greens
       Cmnty Dev Dist Ser 96
       8.25%, 5/01/18                             2,560        2,669,158
NR     St. Johns Cnty
       Julington Creek Plantation
       Cmnty Dev Dist Assessment
       Ser 97
       7.125%, 5/01/19                            7,215        7,590,469
                                                             ------------
                                                              10,259,627

       PUERTO RICO-1.9%
BBB-   Puerto Rico Port Auth
       (American Airlines)
       Ser 96A AMT
       6.25%, 6/01/26                             1,365        1,482,881

       TOTAL INVESTMENTS-99.0%
       (cost $72,932,059)                                     77,507,893
         Other assets less liabilities-1.0%                      822,105

       NET ASSETS-100%                                      $ 78,329,998


(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

     See Glossary of Terms on page 17.

     See notes to financial statements.


15


VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1998 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________
STANDARD &                                    PRINCIPAL
POOR'S                                         AMOUNT
RATINGS                                         (000)           VALUE
-------------------------------------------------------------------------------
       MUNICIPAL BONDS-97.6%
       VIRGINIA-82.2%
A      Alexandria MFHR
       (Buckingham Village Apts)
       Ser 96A AMT
       6.15%, 1/01/29                           $   660     $    692,465
A+     Giles Cnty IDR
       (Hoechst Celanese Corp)
       Ser 96 AMT
       6.45%, 5/01/26                               640          708,256
AAA    Harrisonburg MFHR
       (Battery Heights Assoc)
       GNMA Ser 96A
       6.25%, 4/20/36                               640          685,837
AAA    Harrisonburg MFHR
       (Greens of Salem Run) FSA
       Ser 97 AMT
       6.30%, 4/01/29                               615          662,023
A      Henrico Cnty IDR Solid
       Waste Rev (Browning-Ferris)
       Ser 97A AMT
       5.875%, 3/01/17                              635          669,341
A-     Isle of Wight Cnty Solid
       Waste Rev (Union Camp Corp)
       Ser 94 AMT
       6.55%, 4/01/24                               640          705,261
A+     James City Cnty Solid
       Waste Rev (Anheuser Busch)
       Ser 97 AMT
       6.00%, 4/01/32                               665          701,808
AAA    Newport News MFHR
       (Mennowood Cmntys)
       GNMA Ser 96A
       6.25%, 8/01/36                               620          666,883
NR     Staunton Ed Fac
       (Mary Baldwin College)
       Ser 96
       6.75%, 11/01/21                            2,365        2,622,051
AAA    Suffolk MFHR
       (Prince William Commons)
       FNMA Ser 96A AMT
       6.50%, 6/01/29                               635          684,581
AA     Virginia Beach Hlth Care
       (Sentara Bayside Hosp)
       6.30%, 11/01/21                              610          647,735
AA+    Virginia Hsg Dev Auth
       SFMR
       (Commonwealth Mtg)
       Ser 96B AMT
       6.375%, 1/01/26                            2,285        2,394,132
                                                             ------------
                                                              11,840,373

       CALIFORNIA-5.0%
NR     Los Angeles Cnty Cmnty
       Fac Dist No. 92-1
       (Castaic Union SD/
       Northlake Proj.)
       Ser 92
       9.00%, 10/01/19                              670          710,790

       MICHIGAN-10.4%
AAA    Detroit Sewage Disp Rev
       FGIC Ser 93A
       7.618%, 7/01/23 (a)                        1,400        1,502,438

       TOTAL INVESTMENTS-97.6%
         (cost $13,635,325)                                   14,053,601
       Other assets less liabilities-2.4%                        352,285

       NET ASSETS-100%                                      $ 14,405,886


(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

     See Glossary of Terms on page 17.

     See notes to financial statements.


16


GLOSSARY OF TERMS                             ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

AMBAC  American Municipal Bond Assurance Corporation
AMT    Alternative Minimum Tax--Subject to
CGIC   Capital Guaranty Insurance Company
COP    Certificate of Participation
FGIC   Financial Guaranty Insurance Company
FHA    Federal Housing Administration
FHLMC  Federal Home Loan Mortgage Corporation
FNMA   Federal National Mortgage Association
FSA    Financial Security Assurance, Inc.
GNMA   Government National Mortgage Association
GO     General Obligation
IDR    Industrial Development Revenue
MBIA   Municipal Bond Investors Assurance
MFHR   Multi-Family Housing Revenue
NR     Rating not applied for
PCR    Pollution Control Revenue
SFMR   Single Family Mortgage Revenue


17


STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 1998 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                                  ARIZONA        FLORIDA      MASSACHUSETTS    MICHIGAN
                                               -------------   ------------   ------------   ------------
ASSETS
Investments in securities, at value
  (cost: $29,221,174, $79,421,939,
  $37,207,777, $20,622,974, $22,317,375,
  $75,579,701, $53,437,078, $72,932,059,
  $13,635,325 respectively)                     $ 29,979,772   $ 83,015,754   $ 38,104,146   $ 21,231,599
Cash                                                      -0-            -0-         2,127         10,961
Interest receivable                                  492,548      1,634,580        700,175        313,078
Receivable for shares of beneficial
  interest sold                                      332,636        659,338        664,922        444,030
Receivable due from Adviser                            1,667             -0-        10,393          6,427
Other assets                                          10,400          3,368          7,068          5,127
Total assets                                      30,817,023     85,313,040     39,488,831     22,011,222

LIABILITIES
Due to custodian                                       9,273         11,145             -0-            -0-
Dividends payable                                     45,502        118,845         61,778         30,373
Distribution fee payable                              14,565         55,331         22,581         13,954
Payable for shares of beneficial
  interest redeemed                                      100         72,992        104,267             -0-
Advisory fee payable                                      -0-        10,123             -0-            -0-
Payable for investment securities purchased               -0-     1,048,322        200,787        163,263
Accrued expenses and other liabilities                77,865         76,884         71,097         69,154
Total liabilities                                    147,305      1,393,642        460,510        276,744

NET ASSETS                                      $ 30,669,718   $ 83,919,398   $ 39,028,321   $ 21,734,478

COMPOSITION OF NET ASSETS
Shares of beneficial interest, at par           $     28,542   $     81,455   $     34,834   $     20,819
Additional paid-in capital                        29,889,495     85,511,380     37,919,695     20,897,703
Distributions in excess of net
  investment income                                  (59,298)      (132,456)       (80,752)       (61,348)
Accumulated net realized gain (loss) on
  investment transactions                             52,381     (5,134,796)       258,175        268,679
Net unrealized appreciation of investments           758,598      3,593,815        896,369        608,625
                                                $ 30,669,718   $ 83,919,398   $ 39,028,321   $ 21,734,478

CLASS A SHARES
Net assets                                      $ 18,515,627   $ 25,189,395   $ 14,933,022   $  6,847,190
Shares of beneficial interest outstanding          1,723,115      2,444,893      1,332,509        655,646

CLASS B SHARES
Net assets                                      $  9,835,068   $ 30,320,007   $ 12,225,628   $  7,406,055
Shares of beneficial interest outstanding            915,239      2,943,048      1,091,321        709,532

CLASS C SHARES
Net assets                                      $  2,319,023   $ 28,409,996   $ 11,869,671   $  7,481,233
Shares of beneficial interest outstanding            215,804      2,757,567      1,059,553        716,762

CALCULATION OF MAXIMUM OFFERING PRICE
CLASS A SHARES
Net asset value and redemption price per share        $10.75         $10.30         $11.21         $10.44
Sales charge--4.25% of public offering price             .48            .46            .50            .46
Maximum offering price                                $11.23         $10.76         $11.71         $10.90

CLASS B SHARES
Net asset value and offering price per share          $10.75         $10.30         $11.20         $10.44

CLASS C SHARES
Net asset value and offering price per share          $10.75         $10.30         $11.20         $10.44


18


See notes to financial statements.


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________





            MINNESOTA     NEW JERSEY         OHIO      PENNSYLVANIA      VIRGINIA
         -------------   ------------   ------------   ------------   ------------
          $ 23,563,146   $ 80,474,841   $ 56,812,526   $ 77,507,893   $ 14,053,601
                68,124         63,690             -0-            -0-        44,436
               299,603      1,622,739        706,653      1,832,264        285,702
                23,074        176,935        549,607        114,748         61,825
                24,512             -0-            -0-            -0-        41,937
                 3,180          3,180          3,330          4,333          6,586
            23,981,639     82,341,385     58,072,116     79,459,238     14,494,087

                    -0-            -0-        95,324         64,915             -0-
                33,336        109,160         76,962        113,668         20,636
                16,847         58,655         41,646         49,509          8,755

                45,776        169,820          3,862        170,812             -0-
                    -0-        14,652          4,644         28,461             -0-
                    -0-       195,713        400,571        611,085             -0-
                74,233         82,086         84,670         90,790         58,810
               170,192        630,086        707,679      1,129,240         88,201
          $ 23,811,447   $ 81,711,299   $ 57,364,437   $ 78,329,998   $ 14,405,886

          $     23,557   $     79,487   $     55,432   $     75,000   $     13,224
            23,981,619     80,854,540     56,937,555     75,532,886     13,872,156

               (51,478)      (116,726)       (95,116)      (154,099)       (31,069)

            (1,388,022)    (4,001,142)    (2,908,882)    (1,699,623)       133,299
             1,245,771      4,895,140      3,375,448      4,575,834        418,276
          $ 23,811,447   $ 81,711,299   $ 57,364,437   $ 78,329,998   $ 14,405,886

          $  5,430,751   $ 17,788,490   $ 10,845,058   $ 28,363,923   $  5,327,622
               537,298      1,730,459      1,047,946      2,715,690        488,956

          $ 11,270,645   $ 41,460,265   $ 31,479,828   $ 33,976,446   $  7,200,169
             1,115,038      4,033,416      3,041,994      3,253,330        661,002

          $  7,110,051   $ 22,462,544   $ 15,039,551   $ 15,989,629   $  1,878,095
               703,404      2,184,811      1,453,303      1,531,013        172,442


                $10.11         $10.28         $10.35         $10.44         $10.90
                   .45            .46            .46            .46            .48
                $10.56         $10.74         $10.81         $10.90         $11.38

                $10.11         $10.28         $10.35         $10.44         $10.89

                $10.11         $10.28         $10.35         $10.44         $10.89


19


STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                              ARIZONA        FLORIDA    MASSACHUSSETTS     MICHIGAN
                                           -------------  -------------  -------------  -------------
INVESTMENT INCOME
Interest                                    $   731,846    $ 2,235,709    $   874,450    $   546,648

EXPENSES
Advisory fee                                     77,908        233,518         92,257         58,322
Distribution fee- Class A                        22,489         31,714         17,170          9,205
Distribution fee- Class B                        39,882        134,047         44,878         31,298
Distribution fee- Class C                         9,805        133,866         45,469         31,330
Custodian                                        40,628         42,294         44,842         41,940
Administrative                                   27,500         27,500         27,500         27,500
Transfer agency                                  10,200         21,650         12,047         12,316
Amortization of organization expenses             4,448          7,311          3,556          2,839
Audit & legal                                     2,092         31,210          8,680          4,512
Registration                                      1,698            192            931          2,106
Trustees' fees                                    1,092          1,092          1,092          1,092
Printing                                            172          9,098             98          1,140
Miscellaneous                                     1,170          1,822          1,141            738
Total expenses                                  239,084        675,314        299,661        224,338
Less: expenses waived and reimbursed
  by Adviser (see Note B)                      (107,075)      (215,026)      (130,150)       (90,917)
Net expenses                                    132,009        460,288        169,511        133,421
Net investment income                           599,837      1,775,421        704,939        413,227

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS
Net realized gain on investment
  transactions                                   71,780         26,448        273,094        281,837
Net change in unrealized appreciation
  of investments                                270,711      1,099,096        258,384         83,277
Net gain on investments                         342,491      1,125,544        531,478        365,114

NET INCREASE IN NET ASSETS FROM
OPERATIONS                                  $   942,328    $ 2,900,965    $ 1,236,417    $   778,341


See notes to financial statements.


20


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

               MINNESOTA      NEW JERSEY       OHIO       PENNSYLVANIA     VIRGINIA
             -------------  -------------  -------------  -------------  -------------

              $   629,984    $ 2,303,888    $ 1,548,317    $ 2,289,270    $   329,550


                   67,385        246,492        165,089        231,022         36,370
                    7,044         25,405         13,612         39,533          6,385
                   48,948        200,214        144,694        158,209         29,447
                   35,390        109,492         74,074         79,651          7,463
                   41,480         45,316         45,864         46,530         41,720
                   27,500         27,500         27,500         27,500         27,500
                   13,996         30,072         21,154         26,252         12,523
                    6,892          6,892          7,205          9,349          2,856
                    7,392         26,358         17,458         32,714          2,940
                      336            938             49            728            497
                    1,092          1,092          1,092          1,092          1,092
                    1,296         12,220          8,456          7,858            546
                    1,036          1,570            980          1,974          1,295
                  259,787        733,561        527,227        662,412        170,634

                 (119,399)      (191,367)      (174,537)      (143,174)      (105,808)
                  140,388        542,194        352,690        519,238         64,826
                  489,596      1,761,694      1,195,627      1,770,032        264,724




                   29,866        150,971        178,217        174,576        135,888

                  271,582        795,219        771,552        607,182        198,169
                  301,448        946,190        949,769        781,758        334,057


              $   791,044    $ 2,707,884    $ 2,145,396    $ 2,551,790    $   598,781


21


STATEMENTS OF CHANGES IN NET ASSETS           ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                                ARIZONA                       FLORIDA                     MASSACHUSETTS
                                     ----------------------------  ----------------------------  ----------------------------
                                      SIX MONTHS                    SIX MONTHS                    SIX MONTHS
                                         ENDED        YEAR ENDED       ENDED        YEAR ENDED       ENDED       YEAR ENDED
                                     MARCH 31, 1998    SEPT. 30,   MARCH 31, 1998    SEPT. 30,   MARCH 31, 1998   SEPT. 30,
                                      (UNAUDITED)        1997       (UNAUDITED)        1997       (UNAUDITED)        1997
                                     -------------  -------------  -------------  -------------  -------------  -------------
INCREASE IN NET ASSETS
FROM OPERATIONS
  Net investment income               $    599,837   $    696,598   $  1,775,421   $  3,340,631   $    704,939   $    771,410
  Net realized gain on
    investment transactions                 71,780        377,624         26,448      1,247,758        273,094        489,674
  Net change in unrealized
    appreciation of investments            270,711        238,359      1,099,096      1,354,893        258,384        391,030
  Net increase in net assets
    from operations                        942,328      1,312,581      2,900,965      5,943,282      1,236,417      1,652,114

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
  Class A                                 (401,745)      (367,913)      (566,226)      (847,240)      (313,264)      (288,776)
  Class B                                 (186,993)      (263,634)      (625,558)    (1,112,789)      (217,420)      (229,220)
  Class C                                  (46,164)       (65,051)      (624,374)    (1,346,149)      (220,896)      (253,414)
  Distributions in excess of net
    investment income
  Class A                                       -0-        (1,655)            -0-            -0-            -0-        (9,236)
  Class B                                       -0-        (3,731)            -0-            -0-            -0-       (10,381)
  Class C                                       -0-        (1,548)            -0-            -0-            -0-       (10,837)
  Net realized gain on investments
  Class A                                 (212,751)       (12,807)            -0-            -0-      (181,523)       (77,311)
  Class B                                 (121,124)       (11,580)            -0-            -0-      (139,090)       (71,686)
  Class C                                  (29,194)        (2,601)            -0-            -0-      (137,598)       (86,735)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net increase (decrease)               13,194,634      6,630,877     14,776,514     (1,231,836)    14,495,812     12,483,327
  Total increase                        13,138,991      7,212,938     15,861,321      1,405,268     14,522,438     13,097,845

NET ASSETS
  Beginning of year                     17,530,727     10,317,789     68,058,077     66,652,809     24,505,883     11,408,038
  End of period                       $ 30,669,718   $ 17,530,727   $ 83,919,398   $ 68,058,077   $ 39,028,321   $ 24,505,883


See notes to financial statements.


22


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                               MICHIGAN                       MINNESOTA                  NEW JERSEY
                                     ----------------------------  ----------------------------  ----------------------------
                                      SIX MONTHS                    SIX MONTHS                    SIX MONTHS
                                         ENDED        YEAR ENDED       ENDED        YEAR ENDED       ENDED       YEAR ENDED
                                     MARCH 31, 1998    SEPT. 30,   MARCH 31, 1998    SEPT. 30,   MARCH 31, 1998   SEPT. 30,
                                      (UNAUDITED)        1997       (UNAUDITED)        1997       (UNAUDITED)        1997
                                     -------------  -------------  -------------  -------------  -------------  -------------
INCREASE IN NET ASSETS
FROM OPERATIONS
  Net investment income               $    413,227   $    704,500   $    489,596   $    923,160   $  1,761,694   $  3,411,310
  Net realized gain on
    investment transactions                281,837        539,839         29,866        275,164        150,971      1,486,965
  Net change in unrealized
    appreciation of investments             83,277        227,908        271,582        499,706        795,219      1,808,118
  Net increase in net assets
    from operations                        778,341      1,472,247        791,044      1,698,030      2,707,884      6,706,393

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
  Class A                                 (162,450)      (307,066)      (125,232)      (199,592)      (429,557)      (748,666)
  Class B                                 (144,895)      (192,911)      (225,734)      (384,953)      (874,612)    (1,683,216)
  Class C                                 (145,863)      (204,523)      (163,564)      (338,557)      (478,368)      (979,428)
  Distributions in excess of net
    investment income
  Class A                                       -0-        (9,747)            -0-        (1,867)            -0-       (10,862)
  Class B                                       -0-        (7,521)            -0-          (555)            -0-       (20,887)
  Class C                                       -0-        (7,811)            -0-            -0-            -0-        (8,404)
  Net realized gain on investments
  Class A                                 (151,780)       (73,030)            -0-            -0-            -0-            -0-
  Class B                                 (160,394)       (46,231)            -0-            -0-            -0-            -0-
  Class C                                 (150,076)       (52,615)            -0-            -0-            -0-            -0-

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net increase (decrease)                5,646,588      2,037,957      3,540,135      1,213,302      4,764,892     (4,431,769)
  Total increase (decrease)              5,509,471      2,608,749      3,816,649      1,985,808      5,690,239     (1,176,839)

NET ASSETS
  Beginning of year                     16,225,007     13,616,258     19,994,798     18,008,990     76,021,060     77,197,899
  End of period                       $ 21,734,478   $ 16,225,007   $ 23,811,447   $ 19,994,798   $ 81,711,299   $ 76,021,060


See notes to financial statements.


23


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)

                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                                 OHIO                       PENNSYLVANIA                   VIRGINIA
                                     ----------------------------  ----------------------------  ----------------------------
                                      SIX MONTHS                    SIX MONTHS                    SIX MONTHS
                                         ENDED        YEAR ENDED       ENDED        YEAR ENDED       ENDED       YEAR ENDED
                                     MARCH 31, 1998    SEPT. 30,   MARCH 31, 1998    SEPT. 30,   MARCH 31, 1998   SEPT. 30,
                                      (UNAUDITED)        1997       (UNAUDITED)        1997       (UNAUDITED)        1997
                                     -------------  -------------  -------------  -------------  -------------  -------------
INCREASE IN NET ASSETS
FROM OPERATIONS
  Net investment income               $  1,195,627   $  2,282,278   $  1,770,032   $  3,351,390   $    264,724   $    389,032
  Net realized gain on
    investment transactions                178,217        971,673        174,576        934,665        135,888        306,700
  Net change in unrealized
    appreciation of investments            771,552      1,589,495        607,182      2,363,863        198,169        157,573
  Net increase in net assets
    from operations                      2,145,396      4,843,446      2,551,790      6,649,918        598,781        853,305

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
  Class A                                 (237,419)      (345,718)      (710,121)    (1,258,375)      (112,054)      (155,809)
  Class B                                 (654,493)    (1,189,291)      (742,856)    (1,421,685)      (136,200)      (186,794)
  Class C                                 (335,375)      (703,427)      (374,373)      (671,330)       (34,558)       (46,429)
  Distributions in excess of net
    investment income
  Class A                                       -0-            -0-            -0-       (30,406)            -0-           (12)
  Class B                                       -0-            -0-            -0-       (39,276)            -0-        (1,795)
  Class C                                       -0-            -0-            -0-       (16,414)            -0-          (515)
  Net realized gain on investments
  Class A                                       -0-            -0-            -0-            -0-      (109,207)       (59,025)
  Class B                                       -0-            -0-            -0-            -0-      (157,407)       (85,912)
  Class C                                       -0-            -0-            -0-            -0-       (39,965)       (22,732)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net increase (decrease)                7,151,309     (1,900,553)     7,093,428      1,759,900      4,638,875      3,021,558
  Total increase                         8,069,418        704,457      7,817,868      4,972,332      4,648,265      3,315,840

NET ASSETS
  Beginning of year                     49,295,019     48,590,562     70,512,130     65,539,798      9,757,621      6,441,781
  End of period                       $ 57,364,437   $ 49,295,019   $ 78,329,998   $ 70,512,130   $ 14,405,886   $  9,757,621


See notes to financial statements.


24


NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1998 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Income Fund II (the "Fund") which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. The Fund operates as a series company currently comprised of nine portfolios: Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio (the "Portfolios"). Each series is considered to be a separate entity for financial reporting and tax purposes. Each portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange are generally valued at the last reported sale price or if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked prices provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Directors. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair value of such securities.

2. ORGANIZATION EXPENSES
Organization expenses of approximately $68,000 for the Minnesota, $68,000 for the New Jersey, $87,200 for the Pennsylvania, $71,000 for the Ohio, and $72,000 for the Florida Portfolios have been deferred and are being amortized on a straight-line basis through June, 1998. Organization expenses of approximately $25,550 for the Michigan, $31,450 for the Massachusetts, $27,200 for the Virginia and $41,750 for the Arizona Portfolios have been deferred and are being amortized on a straight-line basis through February, March, April and June, 1999, respectively.

3. TAXES
It is the policy of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premium and accretes original issue discount and market discount as adjustments to interest income.

The Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers


25


NOTES TO FINANCIAL STATEMENTS (CONTINUED)     ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gains distribution are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified with the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P., (the "Adviser") an advisory fee at an annual rate of
 .625 of 1% of each Portfolio's average daily net assets. Such fees are accrued daily and paid monthly. For the six months ended March 31, 1998, the Adviser voluntarily agreed to waive all or a portion of its advisory fees. The aggregate amounts of such fee waivers were: Arizona Portfolio, $77,908; Florida Portfolio, $187,526; Massachusetts Portfolio, $92,257; Michigan Portfolio, $58,322; Minnesota Portfolio, $67,385; New Jersey Portfolio, $163,867; Ohio Portfolio, $147,037; Pennsylvania Portfolio, $115,674; and Virginia Portfolio $36,370.

Pursuant to the advisory agreement, the Adviser provides to each Portfolio certain legal and accounting services. For the six months ended March 31, 1998, the Adviser voluntarily agreed to waive its fees for such services. In addition, the Adviser agreed to reimburse each Portfolio for certain operating expenses. Such expenses amounted to: Arizona Portfolio, $29,167; Massachusetts Portfolio, $37,893; Michigan Portfolio, $32,595; Minnesota Portfolio, $52,014; and Virginia Portfolio, $69,438. There was no such reimbursement for the Florida Portfolio, the New Jersey Portfolio, the Ohio Portfolio and the Pennsylvania Portfolio.

Each Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Services Agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to: Arizona Portfolio, $9,000; Florida Portfolio, $13,147; Massachusetts Portfolio, $9,000; Michigan Portfolio, $9,000; Minnesota Portfolio, $9,000; New Jersey Portfolio, $19,294; Ohio Portfolio, $12,470; Pennsylvania Portfolio, $17,374; and Virginia Portfolio, $9,000.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The amount of front-end sales charges received by the Distributor from sales of each respective Portfolio's Class A shares for the six months ended March 31, 1998 were: Arizona Portfolio $7,857; Florida Portfolio $5,462; Massachusetts Portfolio $10,513; Michigan Portfolio $2,568; Minnesota Portfolio, $3,195; New Jersey Portfolio, $6,785; Pennsylvania Portfolio, $9,091; and Virginia Portfolio, $3,272. The amount of contingent deferred sales charges imposed upon redemptions by shareholders of Class B shares for the same period were: Arizona Portfolio, $6,581; Florida Portfolio, $5,838; Massachusetts Portfolio, $5,515; Michigan Portfolio, $5,197; Minnesota Portfolio, $13,523; New Jersey Portfolio, $21,798; Ohio Portfolio, $7,022; Pennsylvania Portfolio, $5,381; and Virginia Portfolio, $2,395. The amount of contingent deferred sales charges imposed upon redemptions by shareholders of Class C shares for the six months ended March 31, 1998 were:
Florida Portfolio, $1,688; Massachusetts Portfolio, $6,402; Michigan Portfolio, $2,060; Minnesota Portfolio, $1,106; New Jersey Portfolio, $1,899; Ohio Portfolio, $1,720; Pennsylvania Portfolio, $804.


26


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

NOTE C: DISTRIBUTION SERVICES AGREEMENT
Each Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to Class A shares and 1% of each Portfolio's average daily net assets attributable to both Class B and Class C shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of operations of each Portfolio the Distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:


PORTFOLIO                 CLASS B        CLASS C
--------------          -----------    -----------
Arizona                 $   893,937    $   198,713
Florida                   1,306,695      1,245,718
Massachusetts               865,161        713,832
Michigan                    788,006        831,740
Minnesota                 1,216,496        781,690
New Jersey                2,027,329        839,830
Ohio                      1,719,440        819,525
Pennsylvania              1,469,157        754,705
Virginia                  1,033,873        272,775


Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the six months ended March 31, 1998 were as follows:


PORTFOLIO                PURCHASES        SALES
--------------         ------------   ------------
Arizona                $ 21,619,833   $  7,272,944
Florida                  24,322,936      8,135,848
Massachusetts            28,703,838     13,795,210
Michigan                 21,773,099     14,480,920
Minnesota                 8,266,930      4,147,413
New Jersey               15,852,037      6,135,440
Ohio                     17,496,532      6,782,737
Pennsylvania             26,500,083      9,756,835
Virginia                 11,712,206      7,013,852


At March 31, 1998, the cost of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation of investments for each Portfolio were as follows:


                           GROSS UNREALIZED  GROSS UNREALIZED  NET UNREALIZED
PORTFOLIO       TAX COST     APPRECIATION     (DEPRECIATION)    APPRECIATION
-------------------------------------------------------------------------------
Arizona       $ 29,221,174   $   759,204         $   (606)      $   758,598
Florida         79,431,716     3,585,923           (1,885)        3,584,038
Massachusetts   37,208,470       901,725           (6,049)          895,676
Michigan        20,623,898       617,951          (10,250)          607,701
Minnesota       22,317,553     1,245,749             (156)        1,245,593
New Jersey      75,579,701     4,966,723          (71,583)        4,895,140
Ohio            53,439,782     3,373,467             (723)        3,372,744
Pennsylvania    72,947,013     4,565,037           (4,157)        4,560,880
Virginia        13,635,325       418,276               -0-          418,276


27


NOTES TO FINANCIAL STATEMENTS (CONTINUED)     ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

For Federal income tax purposes at September 30, 1997, the Fund had capital loss carryforwards for the following Portfolios: $3,802,409 expiring in 2003, and $349,704 expiring in 2004, for New Jersey Portfolio; $5,161,244 expiring in 2003, for Florida Portfolio; $2,755,099 expiring in 2003, and $332,000 expiring in 2004, for Ohio Portfolio; $1,859,245 expiring in 2002, for Pennsylvania Portfolio; and $924,729 expiring in 2003, and $492,981 expiring in 2004, for Minnesota Portfolio. Any net capital losses incurred after October 31 ("Post October losses") within the taxable year are deemed to arise on the first business day of each Portfolio's next taxable year. None of the portfolios had post October losses.


NOTE E: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $.01 par value shares of beneficial interest authorized for Class A, Class B and Class C shares.

Transactions in shares of beneficial interest in each Portfolio were as follows:


                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     MARCH 31, 1998   SEPT. 30,  MARCH 31, 1998     SEPT. 30,
                      (UNAUDITED)       1997       (UNAUDITED)        1997
                     ------------  ------------  --------------  --------------
ARIZONA PORTFOLIO

CLASS A
Shares sold              981,127       466,115    $ 10,487,275    $  4,910,624
Shares issued in
  reinvestment of
  dividends and
  distributions           24,867         9,889         266,581         104,166
Shares converted
  from Class B             1,603         5,552          67,268          58,577
Shares redeemed         (140,407)      (52,682)     (1,509,756)       (550,222)
Net increase             867,190       428,874    $  9,311,368    $  4,523,145

CLASS B
Shares sold              332,385       234,439    $  3,583,403    $  2,473,657
Shares issued in
  reinvestment of
  dividends and
  distributions           16,223        13,442         173,985         141,339
Shares converted
  to Class A              (1,603)       (5,552)        (67,268)        (58,577)
Shares redeemed          (37,772)     (139,836)       (357,707)     (1,453,909)
Net increase             309,233       102,493    $  3,332,413    $  1,102,510

CLASS C
Shares sold               67,781       115,373    $    731,214    $  1,209,064
Shares issued in
  reinvestment of
  dividends and
  distributions            4,386         3,226          47,014          33,997
Shares redeemed          (21,062)      (22,676)       (227,375)       (237,839)
Net increase              51,105        95,923    $    550,853    $  1,005,222


28


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     MARCH 31, 1998   SEPT. 30,  MARCH 31, 1998     SEPT. 30,
                      (UNAUDITED)       1997       (UNAUDITED)        1997
                     ------------  ------------  --------------  --------------
FLORIDA PORTFOLIO

CLASS A
Shares sold              912,074       401,472    $  9,327,652    $  3,966,237
Shares issued in
  reinvestment of
  dividends and
  distributions           20,976        32,217         215,636         318,408
Shares converted
  from Class B            37,846        51,926         437,461         510,238
Shares redeemed         (252,864)     (228,010)     (2,605,288)     (2,248,140)
Net increase             718,032       257,605    $  7,375,461    $  2,546,743

CLASS B
Shares sold              604,481       744,931    $  6,223,907    $  7,338,616
Shares issued in
  reinvestment of
  dividends and
  distributions           27,932        50,066         286,965         495,099
Shares converted
  to Class A             (37,846)      (51,926)       (437,461)       (510,238)
Shares redeemed          (98,534)     (579,406)       (960,080)     (5,720,727)
Net increase             496,033       163,665    $  5,113,331    $  1,602,750

CLASS C
Shares sold              423,767       676,267    $  4,365,398    $  6,658,690
Shares issued in
  reinvestment of
  dividends and
  distributions           26,391        62,835         271,646         621,766
Shares redeemed         (228,460)   (1,296,118)     (2,349,322)    (12,661,785)
Net increase
  (decrease)             221,698      (557,016)   $  2,287,722    $ (5,381,329)




                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     MARCH 31, 1998   SEPT. 30,  MARCH 31, 1998     SEPT. 30,
                      (UNAUDITED)       1997       (UNAUDITED)        1997
                     ------------  ------------  --------------  --------------
MASSACHUSETTS PORTFOLIO

CLASS A
Shares sold              588,296       705,271    $  6,552,079    $  7,737,977
Shares issued in
  reinvestment of
  dividends and
  distributions           25,456        16,441         282,024         178,373
Shares converted
  from Class B               717            36          58,037             397
Shares redeemed         (127,484)     (172,200)     (1,431,849)     (1,883,762)
Net increase             486,985       549,548    $  5,460,291    $  6,032,985

CLASS B
Shares sold              479,716       336,620    $  5,376,535    $  3,677,110
Shares issued in
  reinvestment of
  dividends and
  distributions           18,291        14,320         203,225         155,377
Shares converted
  to Class A                (717)          (36)        (58,037)           (397)
Shares redeemed          (52,115)      (44,532)       (533,333)       (485,344)
Net increase             445,175       306,372    $  4,988,390    $  3,346,746

CLASS C
Shares sold              422,674       386,133    $  4,737,673    $  4,233,533
Shares issued in
  reinvestment of
  dividends and
  distributions           23,486        28,580         260,436         309,824
Shares redeemed          (85,003)     (132,699)       (950,978)     (1,439,761)
Net increase             361,157       282,014    $  4,047,131    $  3,103,596


29


NOTES TO FINANCIAL STATEMENTS (CONTINUED)     ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     MARCH 31, 1998   SEPT. 30,  MARCH 31, 1998     SEPT. 30,
                      (UNAUDITED)       1997       (UNAUDITED)        1997
                     ------------  ------------  --------------  --------------
MICHIGAN PORTFOLIO

CLASS A
Shares sold              161,335       160,589    $  1,634,383    $  1,659,299
Shares issued in
  reinvestment of
  dividends and
  distributions           19,989        19,006         207,842         193,980
Shares converted
  from Class B               150            28          51,531             286
Shares redeemed          (80,369)     (230,129)       (843,897)     (2,348,441)
Net increase
  (decrease)             101,105       (50,506)   $  1,049,859    $   (494,876)

CLASS B
Shares sold              216,163       185,283    $  2,264,647    $  1,897,940
Shares issued in
  reinvestment of
  dividends and
  distributions           20,351        13,545         211,434         138,387
Shares converted
  to Class A                (150)          (28)        (51,531)           (286)
Shares redeemed          (30,564)      (46,187)       (270,358)       (470,069)
Net increase             205,800       152,613    $  2,154,192    $  1,565,972

CLASS C
Shares sold              273,998       176,811    $  2,872,633    $  1,814,237
Shares issued in
  reinvestment of
  dividends and
  distributions           24,030        22,260         249,856         227,355
Shares redeemed          (64,864)     (104,698)       (679,952)     (1,074,731)
Net increase             233,164        94,373    $  2,442,537    $    966,861




                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     MARCH 31, 1998   SEPT. 30,  MARCH 31, 1998     SEPT. 30,
                      (UNAUDITED)       1997       (UNAUDITED)        1997
                     ------------  ------------  --------------  --------------
MINNESOTA PORTFOLIO

CLASS A
Shares sold              135,476       105,934    $  1,316,642    $  1,027,028
Shares issued in
  reinvestment of
  dividends and
  distributions            7,018        12,865          70,772         125,087
Shares converted
  from Class B             1,613        11,080          66,099         107,249
Shares redeemed          (19,924)      (47,164)       (201,273)       (460,217)
Net increase             124,183        82,715    $  1,252,240    $    799,147

CLASS B
Shares sold              335,149       167,360    $  3,379,470    $  1,631,577
Shares issued in
  reinvestment of
  dividends and
  distributions           15,038        26,821         151,652         260,796
Shares converted
  to Class A              (1,613)      (11,080)        (66,099)       (107,249)
Shares redeemed          (87,516)     (194,610)       (832,709)     (1,893,478)
Net increase
  (decrease)             261,058       (11,509)   $  2,632,314    $   (108,354)

CLASS C
Shares sold               86,988       167,292    $    880,299    $  1,624,602
Shares issued in
  reinvestment of
  dividends and
  distributions           13,406        27,887         134,964         271,274
Shares redeemed         (134,829)     (141,329)     (1,359,682)     (1,373,367)
Net increase
  (decrease)             (34,435)       53,850    $   (344,419)   $    522,509


30


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     MARCH 31, 1998   SEPT. 30,  MARCH 31, 1998     SEPT. 30,
                      (UNAUDITED)       1997       (UNAUDITED)        1997
                     ------------  ------------  --------------  --------------
NEW JERSEY PORTFOLIO

CLASS A
Shares sold              268,247       469,608    $  2,716,689    $  4,670,579
Shares issued in
  reinvestment of
  dividends and
  distributions           25,250        43,821         259,164         434,332
Shares converted
  from Class B             6,785        25,334         113,698         250,480
Shares redeemed         (175,881)     (530,123)     (1,808,440)     (5,236,167)
Net increase             124,401         8,640    $  1,281,111    $    119,224

CLASS B
Shares sold              630,688       612,170    $  6,480,549    $  6,103,109
Shares issued in
  reinvestment of
  dividends and
  distributions           56,596       106,709         580,871       1,057,759
Shares converted
  to Class A              (6,785)      (25,331)       (113,698)       (250,480)
Shares redeemed         (419,274)     (943,180)     (4,260,284)     (9,338,864)
Net increase
  (decrease)             261,225      (249,632)   $  2,687,438    $ (2,428,476)

CLASS C
Shares sold              240,683       374,853    $  2,471,183    $  3,722,963
Shares issued in
  reinvestment of
  dividends and
  distributions           34,317        67,711         351,834         671,448
Shares redeemed         (197,595)     (657,468)     (2,026,674)     (6,516,928)
Net increase
  (decrease)              77,405      (214,904)   $    796,343    $ (2,122,517)




                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     MARCH 31, 1998   SEPT. 30,  MARCH 31, 1998     SEPT. 30,
                      (UNAUDITED)       1997       (UNAUDITED)        1997
                     ------------  ------------  --------------  --------------
OHIO PORTFOLIO

CLASS A
Shares sold              318,402       278,619    $  3,241,125    $  2,767,243
Shares issued in
  reinvestment of
  dividends and
  distributions           13,752        20,667         141,515         203,289
Shares converted
  from Class B            26,683        13,783         318,651         138,710
Shares redeemed          (58,145)     (195,949)       (599,225)     (1,909,329)
Net increase             300,692       117,120    $  3,102,066    $  1,199,913

CLASS B
Shares sold              537,385       491,863    $  5,534,607    $  4,851,011
Shares issued in
  reinvestment of
  dividends and
  distributions           45,205        85,785         465,423         844,851
Shares converted
  to Class A             (26,683)      (13,783)       (318,651)       (138,710)
Shares redeemed         (152,527)     (561,173)     (1,528,206)     (5,501,504)
Net increase             403,380         2,692    $  4,153,173    $     55,648

CLASS C
Shares sold              146,073       173,363    $  1,509,731    $  1,711,532
Shares issued in
  reinvestment of
  dividends and
  distributions           25,636        51,701         263,515         509,274
Shares redeemed         (182,095)     (551,175)     (1,877,176)     (5,376,920)
Net decrease             (10,386)     (326,111)   $   (103,930)   $ (3,156,114)


31


NOTES TO FINANCIAL STATEMENTS (CONTINUED)     ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     MARCH 31, 1998   SEPT. 30,  MARCH 31, 1998     SEPT. 30,
                      (UNAUDITED)       1997       (UNAUDITED)        1997
                     ------------  ------------  --------------  --------------
PENNSYLVANIA PORTFOLIO

CLASS A
Shares sold              504,142       467,692    $  5,243,403    $  4,681,081
Shares issued in
  reinvestment of
  dividends and
  distributions           45,957        84,710         479,702         852,355
Shares converted
  from Class B            37,509        63,903         441,246         646,415
Shares redeemed         (286,304)     (344,028)     (2,998,519)     (3,466,776)
Net increase             301,304       272,277    $  3,165,832    $  2,713,075

CLASS B
Shares sold              513,737       577,688    $  5,373,166    $  5,820,098
Shares issued in
  reinvestment of
  dividends and
  distributions           40,833        80,944         425,979         814,188
Shares converted
  to Class A             (37,509)      (63,903)       (441,246)       (646,415)
Shares redeemed         (174,557)     (771,304)     (1,771,936)     (7,750,943)
Net increase
  (decrease)             342,504      (176,575)   $  3,585,963    $ (1,763,072)

CLASS C
Shares sold              185,250       288,667    $  1,935,132    $  2,906,593
Shares issued in
  reinvestment of
  dividends and
  distributions           19,801        44,989         206,153         452,736
Shares redeemed         (172,672)     (254,416)     (1,799,652)     (2,549,432)
Net increase              32,379        79,240    $    341,633    $    809,897




                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     MARCH 31, 1998   SEPT. 30,  MARCH 31, 1998     SEPT. 30,
                      (UNAUDITED)       1997       (UNAUDITED)        1997
                     ------------  ------------  --------------  --------------
VIRGINIA PORTFOLIO

CLASS A
Shares sold              161,742       106,838    $  1,702,909    $  1,119,910
Shares issued in
  reinvestment of
  dividends and
  distributions           13,318        12,492         143,030         131,306
Shares converted
  from Class B             3,978            -0-         93,390              -0-
Shares redeemed          (13,878)      (27,670)       (151,121)       (291,141)
Net increase             165,160        91,660    $  1,788,208    $    960,075

CLASS B
Shares sold              199,343       168,891    $  2,168,649    $  1,787,325
Shares issued in
  reinvestment of
  dividends and
  distributions           21,481        19,801         230,715         208,051
Shares converted
  to Class A              (3,978)           -0-        (93,390)             -0-
Shares redeemed          (16,281)      (44,556)       (126,874)       (465,272)
Net increase             200,565       144,136    $  2,179,100    $  1,530,104

CLASS C
Shares sold               55,666        54,662    $    606,609    $    578,928
Shares issued in
  reinvestment of
  dividends and
  distributions            6,307         6,070          67,779          63,771
Shares redeemed             (258)      (10,711)         (2,821)       (111,320)
Net increase              61,715        50,021    $    671,567    $    531,379


32


FINANCIAL HIGHLIGHTS                          ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                  ARIZONA PORTFOLIO

                                                                           CLASS A
                                            -----------------------------------------------------------------
                                            SIX MONTHS                                           JUNE 1, 1994(A)
                                              ENDED               YEAR ENDED SEPTEMBER 30,             TO
                                           MARCH 31, 1998  -------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)        1997         1996         1995         1994
                                            -----------    -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.78         $10.32       $10.29       $ 9.77       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .28(c)         .57(c)       .55(c)       .56          .20
Net realized and unrealized gain (loss)
  on investment transactions                     .16            .48          .14          .53         (.23)
Net increase (decrease) in net asset
  value from operations                          .44           1.05          .69         1.09         (.03)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.29)          (.57)        (.55)        (.56)        (.20)
Distributions in excess of net
  investment income                               -0-            -0-        (.03)        (.01)          -0-
Distributions from net realized gains           (.18)          (.02)        (.08)          -0-          -0-
Total dividends and distributions               (.47)          (.59)        (.66)        (.57)        (.20)
Net asset value, end of period                $10.75         $10.78       $10.32       $10.29       $ 9.77

TOTAL RETURN
Total investment return based on
  net asset value (d)                           4.11%         10.54%        6.84%       11.56%        (.35)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $18,516         $9,225       $4,409       $2,379         $930
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .78%(e)        .78%         .78%         .78%         .78%(e)
  Expenses, before waivers/reimbursements       1.63%(e)       2.71%        3.69%        4.88%        7.71%(e)
  Net investment income, net of
    waivers/reimbursements                      5.08%(e)       5.42%        5.33%        5.56%        5.82%(e)
Portfolio turnover rate                           31%           193%         244%          85%          81%




                                                                          CLASS B
                                            -----------------------------------------------------------------
                                            SIX MONTHS                                           JUNE 1, 1994(A)
                                              ENDED               YEAR ENDED SEPTEMBER 30,             TO
                                           MARCH 31, 1998  -------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)        1997         1996         1995         1994
                                            -----------    -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.78         $10.32       $10.29       $ 9.77       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .24(c)         .50(c)       .47(c)       .49          .18
Net realized and unrealized gain (loss)
  on investment transactions                     .16            .48          .14          .53         (.24)
Net increase (decrease) in net asset
  value from operations                          .40            .98          .61         1.02         (.06)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.25)          (.50)        (.47)        (.49)        (.17)
Distributions in excess of net
  investment income                               -0-            -0-        (.03)        (.01)          -0-
Distributions from net realized gains           (.18)          (.02)        (.08)          -0-          -0-
Total dividends and distributions               (.43)          (.52)        (.58)        (.50)        (.17)
Net asset value, end of period                $10.75         $10.78       $10.32       $10.29       $ 9.77

TOTAL RETURN
Total investment return based on
  net asset value (d)                           3.77%          9.80%        6.10%       10.78%        (.58)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $9,835         $6,531       $5,199       $3,166       $1,677
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.48%(e)       1.48%        1.48%        1.48%        1.48%(e)
  Expenses, before waivers/reimbursements       2.35%(e)       3.40%        4.40%        5.58%        8.41%(e)
  Net investment income, net of
    waivers/reimbursements                      4.41%(e)       4.73%        4.62%        4.89%        5.13%(e)
Portfolio turnover rate                           31%           193%         244%          85%          81%


See footnote summary on page 55.


33


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                      ARIZONA PORTFOLIO

                                                                          CLASS C
                                            -----------------------------------------------------------------
                                            SIX MONTHS                                           JUNE 1, 1994(A)
                                              ENDED               YEAR ENDED SEPTEMBER 30,             TO
                                           MARCH 31, 1998  -------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)        1997         1996         1995         1994
                                            -----------    -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.78         $10.32       $10.30       $ 9.77       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .24(c)         .50(c)       .47(c)       .49          .17
Net realized and unrealized gain (loss)
  on investment transactions                     .16            .48          .13          .54         (.23)
Net increase (decrease) in net asset
  value from operations                          .40            .98          .60         1.03         (.06)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.25)          (.50)        (.47)        (.49)        (.17)
Distributions in excess of net
  investment income                               -0-            -0-        (.03)        (.01)          -0-
Distributions from net realized gains           (.18)          (.02)        (.08)          -0-          -0-
Total dividends and distributions               (.43)          (.52)        (.58)        (.50)        (.17)
Net asset value, end of period                $10.75         $10.78       $10.32       $10.30       $ 9.77

TOTAL RETURN
Total investment return based on
  net asset value (d)                           3.77%          9.80%        6.00%       10.89%        (.58)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $2,319         $1,775         $710         $481         $485
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.48%(e)       1.48%        1.48%        1.48%        1.48%(e)
  Expenses, before waivers/reimbursements       2.36%(e)       3.39%        4.41%        5.58%        8.41%(e)
  Net investment income, net of
    waivers/reimbursements                      4.43%(e)       4.70%        4.61%        4.90%        4.70%(e)
Portfolio turnover rate                           31%           193%         244%          85%          81%


See footnote summary on page 55.


34


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                               FLORIDA PORTFOLIO

                                                                                CLASS A
                                            ------------------------------------------------------------------------------
                                             SIX MONTHS                                                      JUNE 25, 1993(A)
                                               ENDED                    YEAR ENDED SEPTEMBER 30,                    TO
                                           MARCH 31, 1998  --------------------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)        1997         1996         1995         1994         1993
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.14         $ 9.73       $ 9.58       $ 8.89       $10.25       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .27(c)         .55(c)       .54(c)       .55          .55          .16
Net realized and unrealized gain (loss)
  on investment transactions                     .16            .41          .16          .69        (1.35)         .25
Net increase (decrease) in net asset
  value from operations                          .43            .96          .70         1.24         (.80)         .41

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.27)          (.55)        (.54)        (.55)        (.55)        (.16)
Distributions in excess of net
  investment income                               -0-            -0-        (.01)          -0-          -0-          -0-
Distributions from net realized gains             -0-            -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions               (.27)          (.55)        (.55)        (.55)        (.56)        (.16)
Net asset value, end of period                $10.30         $10.14       $ 9.73       $ 9.58       $ 8.89       $10.25

TOTAL RETURN
Total investment return based on
  net asset value (d)                           4.33%         10.14%        7.45%       14.44%       (8.03)%       4.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $25,189        $17,516      $14,297      $11,956       $8,227       $4,145
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .73%(e)        .73%         .73%         .73%         .38%          -0-%(e)
  Expenses, before waivers/reimbursements       1.31%(e)       1.35%        1.33%        1.33%        1.27%        1.30%(e)
  Net investment income, net of
    waivers/reimbursements                      5.25%(e)       5.58%        5.52%        5.91%        5.70%        5.44%(e)
Portfolio turnover rate                           11%           204%         237%         146%         185%          82%


See footnote summary on page 55.


35


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                FLORIDA PORTFOLIO

                                                                                CLASS B
                                            ------------------------------------------------------------------------------
                                             SIX MONTHS                                                      JUNE 25, 1993(A)
                                               ENDED                    YEAR ENDED SEPTEMBER 30,                    TO
                                           MARCH 31, 1998  --------------------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)        1997         1996         1995         1994         1993
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.14         $ 9.74       $ 9.58       $ 8.89       $10.25       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .23(c)         .48(c)       .47(c)       .47          .48          .14
Net realized and unrealized gain (loss)
  on investment transactions                     .17            .40          .17          .70        (1.35)         .25
Net increase (decrease) in net asset
  value from operations                          .40            .88          .64         1.17         (.87)         .39

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.24)          (.48)        (.47)        (.47)        (.48)        (.14)
Distributions in excess of net
  investment income                               -0-            -0-        (.01)        (.01)          -0-          -0-
Distributions from net realized gains             -0-            -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions               (.24)          (.48)        (.48)        (.48)        (.49)        (.14)
Net asset value, end of period                $10.30         $10.14       $ 9.74       $ 9.58       $ 8.89       $10.25

TOTAL RETURN
Total investment return based on
  net asset value (d)                           3.97%          9.24%        6.78%       13.56%       (8.72)%       3.91%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $30,320        $24,820      $22,235      $20,660      $18,048       $9,588
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.43%(e)       1.43%        1.43%        1.42%        1.08%         .61%(e)
  Expenses, before waivers/reimbursements       2.01%(e)       2.05%        2.03%        2.03%        1.98%        2.00%(e)
  Net investment income, net of
    waivers/reimbursements                      4.55%(e)       4.87%        4.81%        5.22%        4.99%        4.74%(e)
Portfolio turnover rate                           11%           204%         237%         146%         185%          82%


See footnote summary on page 55.


36


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                 FLORIDA PORTFOLIO

                                                                                CLASS C
                                            ------------------------------------------------------------------------------
                                             SIX MONTHS                                                      JUNE 25, 1993(A)
                                               ENDED                    YEAR ENDED SEPTEMBER 30,                    TO
                                           MARCH 31, 1998  --------------------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)        1997         1996         1995         1994         1993
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.14         $ 9.74       $ 9.58       $ 8.89       $10.25       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .23(c)         .49(c)       .47(c)       .47          .48          .14
Net realized and unrealized gain (loss)
  on investment transactions                     .17            .39          .17          .70        (1.35)         .25
Net increase (decrease) in net asset
  value from operations                          .40            .88          .64         1.17         (.87)         .39

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.24)          (.48)        (.47)        (.47)        (.48)        (.14)
Distributions in excess of net
  investment income                               -0-            -0-        (.01)        (.01)          -0-          -0-
Distributions from net realized gains             -0-            -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions               (.24)          (.48)        (.48)        (.48)        (.49)        (.14)
Net asset value, end of period                $10.30         $10.14       $ 9.74       $ 9.58       $ 8.89       $10.25

TOTAL RETURN
Total investment return based on
  net asset value (d)                           3.97%          9.23%        6.78%       13.56%       (8.72)%       3.91%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $28,410        $25,722      $30,121      $30,787      $42,405      $28,249
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.43%(e)       1.43%        1.43%        1.42%        1.08%         .61%(e)
  Expenses, before waivers/reimbursements       2.00%(e)       2.03%        2.02%        2.03%        1.97%        2.00%(e)
  Net investment income, net of
    waivers/reimbursements                      4.56%(e)       4.89%        4.81%        5.27%        4.97%        4.74%(e)
Portfolio turnover rate                           11%           204%         237%         146%         185%          82%


See footnote summary on page 55.


37


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                MASSACHUSETTS PORTFOLIO

                                                                         CLASS A
                                            -----------------------------------------------------------------
                                           SIX MONTHS                                          MARCH 29, 1994(A)
                                              ENDED                YEAR ENDED SEPTEMBER 30,            TO
                                          MARCH 31, 1998   -------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)        1997         1996         1995         1994
                                            -----------    -----------  -----------  -----------  -----------
Net asset value, beginning of period          $11.19         $10.85       $10.50       $10.12       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .29(c)         .58(c)       .60(c)       .58          .31
Net realized and unrealized gain
  on investment transactions                     .23            .57          .44          .41          .11
Net increase in net asset value
  from operations                                .52           1.15         1.04          .99          .42

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.31)          (.58)        (.59)        (.58)        (.30)
Distributions in excess of net
  investment income                               -0-          (.03)        (.02)        (.03)          -0-
Distributions from net realized gains           (.19)          (.20)        (.08)          -0-          -0-
Total dividends and distributions               (.50)          (.81)        (.69)        (.61)        (.30)
Net asset value, end of period                $11.21         $11.19       $10.85       $10.50       $10.12

TOTAL RETURN
Total investment return based on
  net asset value (d)                           4.72%         11.14%       10.25%       10.19%        4.14%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $14,933         $9,461       $3,211       $1,337         $565
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .72%(e)        .72%         .62%         .60%         .60%(e)
  Expenses, before waivers/reimbursements       1.60%(e)       2.40%        3.15%        6.44%       13.20%(e)
  Net investment income, net of
    waivers/reimbursements                      5.20%(e)       5.40%        5.62%        5.67%        5.98%(e)
Portfolio turnover rate                           48%           134%         246%         155%         146%




                                                                           CLASS B
                                            -----------------------------------------------------------------
                                           SIX MONTHS                                          MARCH 29, 1994(A)
                                              ENDED                YEAR ENDED SEPTEMBER 30,            TO
                                          MARCH 31, 1998   -------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)        1997         1996         1995         1994
                                            -----------    -----------  -----------  -----------  -----------
Net asset value, beginning of period          $11.19         $10.84       $10.49       $10.12       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .25(c)         .51(c)       .52(c)       .52          .27
Net realized and unrealized gain
  on investment transactions                     .22            .58          .45          .39          .11
Net increase in net asset value
  from operations                                .47           1.09          .97          .91          .38

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.27)          (.51)        (.52)        (.52)        (.26)
Distributions in excess of net
  investment income                               -0-          (.03)        (.02)        (.02)          -0-
Distributions from net realized gains           (.19)          (.20)        (.08)          -0-          -0-
Total dividends and distributions               (.46)          (.74)        (.62)        (.54)        (.26)
Net asset value, end of period                $11.20         $11.19       $10.84       $10.49       $10.12

TOTAL RETURN
Total investment return based on
  net asset value (d)                           4.29%         10.52%        9.52%        9.32%        3.78%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $12,226         $7,230       $3,683       $1,754         $725
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.42%(e)       1.42%        1.32%        1.30%        1.30%(e)
  Expenses, before waivers/reimbursements       2.30%(e)       3.07%        3.85%        7.14%       13.90%(e)
  Net investment income, net of
    waivers/reimbursements                      4.50%(e)       4.73%        4.93%        4.90%        5.13%(e)
Portfolio turnover rate                           48%           134%         246%         155%         146%


See footnote summary on page 55.


38


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                 MASSACHUSETTS PORTFOLIO

                                                                         CLASS C
                                            -----------------------------------------------------------------
                                           SIX MONTHS                                          MARCH 29, 1994(A)
                                              ENDED                YEAR ENDED SEPTEMBER 30,            TO
                                          MARCH 31, 1998   -------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)        1997         1996         1995         1994
                                            -----------    -----------  -----------  -----------  -----------
Net asset value, beginning of period          $11.19         $10.84       $10.49       $10.12       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .25(c)         .51(c)       .52(c)       .52          .25
Net realized and unrealized gain
  on investment transactions                     .22            .58          .45          .39          .13
Net increase in net asset value
  from operations                                .47           1.09          .97          .91          .38

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.27)          (.51)        (.52)        (.52)        (.26)
Distributions in excess of net
  investment income                               -0-          (.03)        (.02)        (.02)          -0-
Distributions from net realized gains           (.19)          (.20)        (.08)          -0-          -0-
Total dividends and distributions               (.46)          (.74)        (.62)        (.54)        (.26)
Net asset value, end of period                $11.20         $11.19       $10.84       $10.49       $10.12

TOTAL RETURN
Total investment return based on
  net asset value (d)                           4.29%         10.52%        9.52%        9.32%        3.78%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $11,870         $7,815       $4,514       $2,556         $774
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.42%(e)       1.42%        1.31%        1.30%        1.30%(e)
  Expenses, before waivers/reimbursements       2.30%(e)       3.09%        3.84%        7.14%       13.90%(e)
  Net investment income, net of
    waivers/reimbursements                      4.51%(e)       4.75%        4.88%        4.85%        4.00%(e)
Portfolio turnover rate                           48%           134%         246%         155%         146%


See footnote summary on page 55.


39


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                     MICHIGAN PORTFOLIO

                                                                          CLASS A
                                            -----------------------------------------------------------------
                                           SIX MONTHS                                             FEBRUARY 25,
                                              ENDED                YEAR ENDED SEPTEMBER 30,        1994(A) TO
                                          MARCH 31, 1998   -------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)        1997         1996         1995         1994
                                            -----------    -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.52         $10.12       $10.10       $ 9.35       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .26(c)         .53(c)       .52(c)       .52          .33
Net realized and unrealized gain (loss)
  on investment transactions                     .23            .55          .22          .78         (.65)
Net increase (decrease) in net asset
  value from operations                          .49           1.08          .74         1.30         (.32)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.28)          (.53)        (.52)        (.52)        (.33)
Distributions in excess of net
  investment income                               -0-          (.02)        (.03)        (.03)          -0-
Distributions from net realized gains           (.29)          (.13)        (.17)          -0-          -0-
Total dividends and distributions               (.57)          (.68)        (.72)        (.55)        (.33)
Net asset value, end of period                $10.44         $10.52       $10.12       $10.10       $ 9.35

TOTAL RETURN
Total investment return based on
  net asset value (d)                           4.70%         11.05%        7.54%       14.40%       (3.24)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $6,847         $5,836       $6,123       $5,158       $2,473
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .96%(e)        .96%         .96%        1.36%         .93%(e)
  Expenses, before waivers/reimbursements       1.93%(e)       2.46%        2.77%        3.43%        3.97%(e)
  Net investment income, net of
    waivers/reimbursements                      4.90%(e)       5.24%        5.21%        5.27%        5.83%(e)
Portfolio turnover rate                           82%           161%         242%         151%         222%




                                                                            CLASS B
                                            -----------------------------------------------------------------
                                           SIX MONTHS                                             FEBRUARY 25,
                                              ENDED                YEAR ENDED SEPTEMBER 30,        1994(A) TO
                                          MARCH 31, 1998   -------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)        1997         1996         1995         1994
                                            -----------    -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.52         $10.12       $10.10       $ 9.35       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .22(c)         .46(c)       .45(c)       .45          .29
Net realized and unrealized gain (loss)
  on investment transactions                     .23            .55          .22          .78         (.65)
Net increase (decrease) in net asset
  value from operations                          .45           1.01          .67         1.23         (.36)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.24)          (.46)        (.45)        (.45)        (.29)
Distributions in excess of net
  investment income                               -0-          (.02)        (.03)        (.03)          -0-
Distributions from net realized gains           (.29)          (.13)        (.17)          -0-          -0-
Total dividends and distributions               (.53)          (.61)        (.65)        (.48)        (.29)
Net asset value, end of period                $10.44         $10.52       $10.12       $10.10       $ 9.35

TOTAL RETURN
Total investment return based on
  net asset value (d)                           4.37%         10.30%        6.80%       13.58%       (3.65)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $7,406         $5,300       $3,553       $2,424       $1,722
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.66%(e)       1.66%        1.66%        2.06%        1.63%(e)
  Expenses, before waivers/reimbursements       2.64%(e)       3.23%        3.48%        4.12%        4.67%(e)
  Net investment income, net of
    waivers/reimbursements                      4.19%(e)       4.53%        4.51%        4.57%        4.93%(e)
Portfolio turnover rate                           82%           161%         242%         151%         222%


See footnote summary on page 55.


40


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                   MICHIGAN PORTFOLIO

                                                                          CLASS C
                                            -----------------------------------------------------------------
                                           SIX MONTHS                                             FEBRUARY 25,
                                              ENDED                YEAR ENDED SEPTEMBER 30,        1994(A) TO
                                          MARCH 31, 1998   -------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)        1997         1996         1995         1994
                                            -----------    -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.52         $10.12       $10.10       $ 9.35       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .22(c)         .46(c)       .45(c)       .45          .29
Net realized and unrealized gain (loss)
  on investment transactions                     .23            .55          .22          .78         (.65)
Net increase (decrease) in net asset
  value from operations                          .45           1.01          .67         1.23         (.36)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.24)          (.46)        (.45)        (.45)        (.29)
Distributions in excess of net
  investment income                               -0-          (.02)        (.03)        (.03)          -0-
Distributions from net realized gains           (.29)          (.13)        (.17)          -0-          -0-
Total dividends and distributions               (.53)          (.61)        (.65)        (.48)        (.29)
Net asset value, end of period                $10.44         $10.52       $10.12       $10.10       $ 9.35

TOTAL RETURN
Total investment return based on net
  asset value (d)                               4.35%         10.30%        6.80%       13.58%       (3.65)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $7,481         $5,089       $3,940       $2,886       $2,778
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.66%(e)       1.66%        1.66%        2.06%        1.63%(e)
  Expenses, before waivers/reimbursements       2.64%(e)       3.20%        3.48%        4.13%        4.67%(e)
  Net investment income, net of
    waivers/reimbursements                      4.21%(e)       4.55%        4.50%        4.69%        4.92%(e)
Portfolio turnover rate                           82%           161%         242%         151%         222%


See footnote summary on page 55.


41


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                MINNESOTA PORTFOLIO

                                                                                 CLASS A
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS                                                       JUNE 25, 1993(A)
                                               ENDED                    YEAR ENDED SEPTEMBER 30,                    TO
                                           MARCH 31, 1998  --------------------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)        1997         1996         1995         1994         1993
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 9.97         $ 9.58       $ 9.49       $ 9.19       $10.28       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .25(c)         .53(c)       .53(c)       .53          .55          .15
Net realized and unrealized gain (loss)
  on investment transactions                     .16            .39          .11          .32        (1.09)         .28
Net increase (decrease) in net asset
  value from operations                          .41            .92          .64          .85         (.54)         .43

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.27)          (.53)        (.53)        (.53)        (.55)        (.15)
Distributions in excess of net
  investment income                               -0-            -0-        (.02)        (.02)          -0-          -0-
Total dividends and distributions               (.27)          (.53)        (.55)        (.55)        (.55)        (.15)
Net asset value, end of period                $10.11         $ 9.97       $ 9.58       $ 9.49       $ 9.19       $10.28

TOTAL RETURN
Total investment return based on
  net asset value (d)                           4.14%          9.93%        6.95%        9.63%       (5.35)%       4.34%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $5,431         $4,120       $3,165       $2,414       $2,125         $994
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .75%(e)        .75%         .72%         .71%         .09%          -0-%(e)
  Expenses, before waivers/reimbursements       1.86%(e)       2.22%        2.19%        2.30%        2.12%        1.89%(e)
  Net investment income, net of
    waivers/reimbursements                      5.09%(e)       5.44%        5.54%        5.71%        5.71%        5.20%(e)
Portfolio turnover rate                           20%           131%         195%         117%         143%          61%


See footnote summary on page 55.


42


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                             MINNESOTA PORTFOLIO

                                                                               CLASS B
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS                                                       JUNE 25, 1993(A)
                                               ENDED                    YEAR ENDED SEPTEMBER 30,                    TO
                                           MARCH 31, 1998  --------------------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)        1997         1996         1995         1994         1993
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 9.97         $ 9.58       $ 9.49       $ 9.18       $10.28       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .22(c)         .46(c)       .46(c)       .46          .48          .13
Net realized and unrealized gain (loss)
  on investment transactions                     .15            .39          .11          .33        (1.10)         .28
Net increase (decrease) in net asset
  value from operations                          .37            .85          .57          .79         (.62)         .41

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.23)          (.46)        (.46)        (.46)        (.48)        (.13)
Distributions in excess of net
  investment income                               -0-            -0-        (.02)        (.02)          -0-          -0-
Total dividends and distributions               (.23)          (.46)        (.48)        (.48)        (.48)        (.13)
Net asset value, end of period                $10.11         $ 9.97       $ 9.58       $ 9.49       $ 9.18       $10.28

TOTAL RETURN
Total investment return based on
  net asset value (d)                           3.77%          9.13%        6.15%        8.90%       (6.15)%       4.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $11,271         $8,517       $8,291       $7,299       $6,150       $2,665
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.46%(e)       1.46%        1.42%        1.42%         .80%         .43%(e)
  Expenses, before waivers/reimbursements       2.57%(e)       2.91%        2.89%        3.02%        2.83%        2.59%(e)
  Net investment income, net of
    waivers/reimbursements                      4.38%(e)       4.75%        4.82%        4.97%        5.00%        4.50%(e)
Portfolio turnover rate                           20%           131%         195%         117%         143%          61%


See footnote summary on page 55.


43


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                MINNESOTA PORTFOLIO

                                                                                CLASS C
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS                                                       JUNE 25, 1993(A)
                                               ENDED                    YEAR ENDED SEPTEMBER 30,                    TO
                                           MARCH 31, 1998  --------------------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)        1997         1996         1995         1994         1993
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 9.97         $ 9.58       $ 9.50       $ 9.19       $10.27       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .22(c)         .46(c)       .46(c)       .46          .48          .13
Net realized and unrealized gain (loss)
  on investment transactions                     .15            .39          .10          .33        (1.08)         .27
Net increase (decrease) in net asset
  value from operations                          .37            .85          .56          .79         (.60)         .40

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.23)          (.46)        (.46)        (.46)        (.48)        (.13)
Distributions in excess of net
  investment income                               -0-            -0-        (.02)        (.02)          -0-          -0-
Total dividends and distributions               (.23)          (.46)        (.48)        (.48)        (.48)        (.13)
Net asset value, end of period                $10.11         $ 9.97       $ 9.58       $ 9.50       $ 9.19       $10.27

TOTAL RETURN
Total investment return based on
  net asset value (d)                           3.77%          9.13%        6.03%        8.89%       (5.95)%       4.06%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $7,110         $7,358       $6,553       $7,305       $9,489       $6,697
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.45%(e)       1.45%        1.41%        1.41%         .79%         .43%(e)
  Expenses, before waivers/reimbursements       2.55%(e)       2.89%        2.88%        3.00%        2.82%        2.59%(e)
  Net investment income, net of
    waivers/reimbursements                      4.40%(e)       4.76%        4.82%        5.05%        4.90%        4.50%(e)
Portfolio turnover rate                           20%           131%         195%         117%         143%          61%


See footnote summary on page 55.


44


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                              NEW JERSEY PORTFOLIO

                                                                              CLASS A
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS                                                       JUNE 25, 1993(A)
                                               ENDED                    YEAR ENDED SEPTEMBER 30,                    TO
                                           MARCH 31, 1998  --------------------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)        1997         1996         1995         1994         1993
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.15         $ 9.72       $ 9.65       $ 9.07       $10.29       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .26(c)         .51(c)       .51(c)       .54          .55          .15
Net realized and unrealized gain (loss)
  on investment transactions                     .13            .44          .11          .59        (1.22)         .29
Net increase (decrease) in net asset
  value from operations                          .39            .95          .62         1.13         (.67)         .44

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.26)          (.51)        (.51)        (.54)        (.55)        (.15)
Distributions in excess of net
  investment income                               -0-          (.01)        (.04)        (.01)          -0-          -0-
Total dividends and distributions               (.26)          (.52)        (.55)        (.55)        (.55)        (.15)
Net asset value, end of period                $10.28         $10.15       $ 9.72       $ 9.65       $ 9.07       $10.29

TOTAL RETURN
Total investment return based on
  net asset value (d)                           3.88%         10.01%        6.57%       12.91%       (6.67)%       4.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $17,788        $16,309      $15,520      $11,612       $9,257       $6,679
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .82%(e)        .82%         .82%         .82%         .20%          -0-%(e)
  Expenses, before waivers/reimbursements       1.31%(e)       1.34%        1.35%        1.35%        1.33%        1.29%(e)
  Net investment income, net of
    waivers/reimbursements                      5.02%(e)       5.16%        5.26%        5.73%        5.65%        5.37%(e)
Portfolio turnover rate                            8%            61%         132%          86%         171%          47%


See footnote summary on page 55.


45


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                              NEW JERSEY PORTFOLIO

                                                                               CLASS B
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS                                                       JUNE 25, 1993(A)
                                               ENDED                    YEAR ENDED SEPTEMBER 30,                    TO
                                           MARCH 31, 1998  --------------------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)        1997         1996         1995         1994         1993
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.16         $ 9.72       $ 9.66       $ 9.07       $10.28       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .22(c)         .44(c)       .44(c)       .47          .48          .13
Net realized and unrealized gain (loss)
  on investment transactions                     .12            .45          .10          .60        (1.21)         .28
Net increase (decrease) in net asset
  value from operations                          .34            .89          .54         1.07         (.73)         .41

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.22)          (.44)        (.45)        (.47)        (.48)        (.13)
Distributions in excess of net
  investment income                               -0-          (.01)        (.03)        (.01)          -0-          -0-
Total dividends and distributions               (.22)          (.45)        (.48)        (.48)        (.48)        (.13)
Net asset value, end of period                $10.28         $10.16       $ 9.72       $ 9.66       $ 9.07       $10.28

TOTAL RETURN
Total investment return based on
  net asset value (d)                           3.41%          9.32%        5.66%       12.15%       (7.28)%       4.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $41,460        $38,308      $39,099      $34,695      $30,459      $15,637
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.53%(e)       1.53%        1.53%        1.53%         .91%         .63%(e)
  Expenses, before waivers/reimbursements       2.01%(e)       2.04%        2.05%        2.06%        2.03%        1.99%(e)
  Net investment income, net of
    waivers/reimbursements                      4.31%(e)       4.45%        4.56%        5.03%        4.96%        4.67%(e)
Portfolio turnover rate                            8%            61%         132%          86%         171%          47%


See footnote summary on page 55.


46


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                              NEW JERSEY PORTFOLIO

                                                                               CLASS C
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS                                                       JUNE 25, 1993(A)
                                               ENDED                    YEAR ENDED SEPTEMBER 30,                    TO
                                           MARCH 31, 1998  --------------------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)        1997         1996         1995         1994         1993
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.16         $ 9.72       $ 9.66       $ 9.07       $10.28       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .22(c)         .44(c)       .44(c)       .47          .48          .13
Net realized and unrealized gain (loss)
  on investment transactions                     .12            .45          .10          .60        (1.21)         .28
Net increase (decrease) in net asset
  value from operations                          .34            .89          .54         1.07         (.73)         .41

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.22)          (.44)        (.45)        (.47)        (.48)        (.13)
Distributions in excess of net
  investment income                               -0-          (.01)        (.03)        (.01)          -0-          -0-
Total dividends and distributions               (.22)          (.45)        (.48)        (.48)        (.48)        (.13)
Net asset value, end of period                $10.28         $10.16       $ 9.72       $ 9.66       $ 9.07       $10.28

TOTAL RETURN
Total investment return based on
  net asset value (d)                           3.41%          9.32%        5.66%       12.14%       (7.28)%       4.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $22,463        $21,404      $22,579      $21,255      $26,472      $21,193
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.52%(e)       1.52%        1.52%        1.52%         .90%         .63%(e)
  Expenses, before waivers/reimbursements       2.01%(e)       2.03%        2.04%        2.06%        2.02%        1.99%(e)
  Net investment income, net of
    waivers/reimbursements                      4.33%(e)       4.47%        4.56%        5.09%        4.93%        4.67%(e)
Portfolio turnover rate                            8%            61%         132%          86%         171%          47%


See footnote summary on page 55.


47


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                  OHIO PORTFOLIO

                                                                                 CLASS A
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS                                                       JUNE 25, 1993(A)
                                               ENDED                    YEAR ENDED SEPTEMBER 30,                    TO
                                           MARCH 31, 1998  --------------------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)        1997         1996         1995         1994         1993
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.16         $ 9.61       $ 9.53       $ 9.06       $10.26       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .26(c)         .54(c)       .52(c)       .54          .55          .15
Net realized and unrealized gain (loss)
  on investment transactions                     .20            .54          .11          .48        (1.19)         .26
Net increase (decrease) in net asset
  value from operations                          .46           1.08          .63         1.02         (.64)         .41

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.27)          (.53)        (.53)        (.54)        (.55)        (.15)
Distributions in excess of net
  investment income                               -0-            -0-        (.02)        (.01)          -0-          -0-
Distributions from net realized gains             -0-            -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions               (.27)          (.53)        (.55)        (.55)        (.56)        (.15)
Net asset value, end of period                $10.35         $10.16       $ 9.61       $ 9.53       $ 9.06       $10.26

TOTAL RETURN
Total investment return based on
  net asset value (d)                           4.56%         11.60%        6.72%       11.63%       (6.44)%       4.15%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $10,845         $7,596       $6,054       $4,170       $2,810       $1,050
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .75%(e)        .75%         .75%         .75%         .04%          -0-%(e)
  Expenses, before waivers/reimbursements       1.42%(e)       1.52%        1.48%        1.51%        1.42%        1.32%(e)
  Net investment income, net of
    waivers/reimbursements                      5.11%(e)       5.49%        5.47%        5.74%        5.67%        5.30%(e)
Portfolio turnover rate                           13%           104%         182%         108%         161%          55%


See footnote summary on page 55.


48


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                  OHIO PORTFOLIO

                                                                                CLASS B
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS                                                       JUNE 25, 1993(A)
                                               ENDED                    YEAR ENDED SEPTEMBER 30,                    TO
                                           MARCH 31, 1998  --------------------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)        1997         1996         1995         1994         1993
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.16         $ 9.61       $ 9.54       $ 9.06       $10.26       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .23(c)         .48(c)       .46(c)       .47          .48          .13
Net realized and unrealized gain (loss)
  on investment transactions                     .19            .53          .09          .49        (1.19)         .26
Net increase (decrease) in net asset
  value from operations                          .42           1.01          .55          .96         (.71)         .39

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.23)          (.46)        (.46)        (.47)        (.48)        (.13)
Distributions in excess of net
  investment income                               -0-            -0-        (.02)        (.01)          -0-          -0-
Distributions from net realized gains             -0-            -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions               (.23)          (.46)        (.48)        (.48)        (.49)        (.13)
Net asset value, end of period                $10.35         $10.16       $ 9.61       $ 9.54       $ 9.06       $10.26

TOTAL RETURN
Total investment return based on
  net asset value (d)                           4.20%         10.80%        5.82%       10.88%       (7.13)%       3.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $31,480        $26,821      $25,334      $21,821      $20,267       $8,952
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.46%(e)       1.46%        1.46%        1.46%         .74%         .17%(e)
  Expenses, before waivers/reimbursements       2.12%(e)       2.22%        2.18%        2.21%        2.13%        2.02%(e)
  Net investment income, net of
    waivers/reimbursements                      4.40%(e)       4.81%        4.77%        5.08%        4.95%        4.60%(e)
Portfolio turnover rate                           13%           104%         182%         108%         161%          55%


See footnote summary on page 55.


49


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                  OHIO PORTFOLIO

                                                                               CLASS C
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS                                                       JUNE 25, 1993(A)
                                               ENDED                    YEAR ENDED SEPTEMBER 30,                    TO
                                           MARCH 31, 1998  --------------------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)        1997         1996         1995         1994         1993
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.16         $ 9.61       $ 9.54       $ 9.06       $10.26       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .23(c)         .47(c)       .46(c)       .47          .48          .13
Net realized and unrealized gain (loss)
  on investment transactions                     .19            .54          .09          .49        (1.19)         .26
Net increase (decrease) in net asset
  value from operations                          .42           1.01          .55          .96         (.71)         .39

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.23)          (.46)        (.46)        (.47)        (.48)        (.13)
Distributions in excess of net
  investment income                               -0-            -0-        (.02)        (.01)          -0-          -0-
Distributions from net realized gains             -0-            -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions               (.23)          (.46)        (.48)        (.48)        (.49)        (.13)
Net asset value, end of period                $10.35         $10.16       $ 9.61       $ 9.54       $ 9.06       $10.26

TOTAL RETURN
Total investment return based on
  net asset value (d)                           4.20%         10.80%        5.82%       10.88%       (7.13)%       3.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $15,040        $14,878      $17,203      $18,874      $26,294      $19,894
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.45%(e)       1.45%        1.45%        1.45%         .74%         .17%(e)
  Expenses, before waivers/reimbursements       2.11%(e)       2.20%        2.16%        2.20%        2.12%        2.02%(e)
  Net investment income, net of
    waivers/reimbursements                      4.41%(e)       4.81%        4.78%        5.14%        4.89%        4.60%(e)
Portfolio turnover rate                           13%           104%         182%         108%         161%          55%


See footnote summary on page 55.


50


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                             PENNSYLVANIA PORTFOLIO

                                                                               CLASS A
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS                                                       JUNE 25, 1993(A)
                                               ENDED                    YEAR ENDED SEPTEMBER 30,                    TO
                                           MARCH 31, 1998  --------------------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)        1997         1996         1995         1994         1993
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.33         $ 9.85       $ 9.64       $ 9.18       $10.25       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .27(c)         .55(c)       .49(c)       .54          .56          .16
Net realized and unrealized gain (loss)
  on investment transactions                     .12            .49          .28          .48        (1.06)         .25
Net increase (decrease) in net asset
  value from operations                          .39           1.04          .77         1.02         (.50)         .41

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.28)          (.55)        (.53)        (.54)        (.56)        (.16)
Distributions in excess of net
  investment income                               -0-          (.01)        (.03)        (.02)          -0-          -0-
Distributions from net realized gains             -0-            -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions               (.28)          (.56)        (.56)        (.56)        (.57)        (.16)
Net asset value, end of period                $10.44         $10.33       $ 9.85       $ 9.64       $ 9.18       $10.25

TOTAL RETURN
Total investment return based on
  net asset value (d)                           3.82%         10.85%        8.17%       11.53%       (5.02)%       4.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $28,364        $24,948      $21,104       $8,721       $7,149       $4,170
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .95%(e)        .95%        1.00%        1.00%         .45%          -0-%(e)
  Expenses, before waivers/reimbursements       1.34%(e)       1.40%        1.45%        1.47%        1.46%        1.31%(e)
  Net investment income, net of
    waivers/reimbursements                      5.24%(e)       5.44%        5.40%        5.78%        5.73%        5.67%(e)
Portfolio turnover rate                           14%            85%         185%         114%         156%          75%


See footnote summary on page 55.


51


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                             PENNSYLVANIA PORTFOLIO

                                                                                CLASS B
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS                                                       JUNE 25, 1993(A)
                                               ENDED                    YEAR ENDED SEPTEMBER 30,                    TO
                                           MARCH 31, 1998  --------------------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)        1997         1996         1995         1994         1993
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.33         $ 9.86       $ 9.65       $ 9.18       $10.25       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .24(c)         .47(c)       .46(c)       .47          .49          .14
Net realized and unrealized gain (loss)
  on investment transactions                     .11            .49          .24          .49        (1.06)         .25
Net increase (decrease) in net asset
  value from operations                          .35            .96          .70          .96         (.57)         .39

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.24)          (.47)        (.46)        (.47)        (.49)        (.14)
Distributions in excess of net
  investment income                               -0-          (.02)        (.03)        (.02)          -0-          -0-
Distributions from net realized gains             -0-            -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions               (.24)          (.49)        (.49)        (.49)        (.50)        (.14)
Net asset value, end of period                $10.44         $10.33       $ 9.86       $ 9.65       $ 9.18       $10.25

TOTAL RETURN
Total investment return based on
  net asset value (d)                           3.46%          9.95%        7.38%       10.78%       (5.72)%       3.94%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $33,976        $30,078      $30,440      $28,559      $25,637      $12,173
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.66%(e)       1.66%        1.71%        1.71%        1.16%         .40%(e)
  Expenses, before waivers/reimbursements       2.04%(e)       2.09%        2.15%        2.17%        2.16%        2.01%(e)
  Net investment income, net of
    waivers/reimbursements                      4.53%(e)       4.72%        4.69%        5.09%        5.01%        4.97%(e)
Portfolio turnover rate                           14%            85%         185%         114%         156%          75%


See footnote summary on page 55.


52


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                             PENNSYLVANIA PORTFOLIO

                                                                                CLASS C
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS                                                       JUNE 25, 1993(A)
                                               ENDED                    YEAR ENDED SEPTEMBER 30,                    TO
                                           MARCH 31, 1998  --------------------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)        1997         1996         1995         1994         1993
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.33         $ 9.86       $ 9.65       $ 9.18       $10.24       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .24(c)         .47(c)       .46(c)       .47          .49          .14
Net realized and unrealized gain (loss)
  on investment transactions                     .11            .49          .24          .49        (1.05)         .24
Net increase (decrease) in net asset
  value from operations                          .35            .96          .70          .96         (.56)         .38

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.24)          (.47)        (.46)        (.47)        (.49)        (.14)
Distributions in excess of net
  investment income                               -0-          (.02)        (.03)        (.02)          -0-          -0-
Distributions from net realized gains             -0-            -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions               (.24)          (.49)        (.49)        (.49)        (.50)        (.14)
Net asset value, end of period                $10.44         $10.33       $ 9.86       $ 9.65       $ 9.18       $10.24

TOTAL RETURN
Total investment return based on
  net asset value (d)                           3.46%          9.95%        7.37%       10.78%       (5.63)%       3.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $15,990        $15,486      $13,996      $15,052      $18,198      $13,541
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.65%(e)       1.65%        1.70%        1.70%        1.15%         .40%(e)
  Expenses, before waivers/reimbursements       2.04%(e)       2.10%        2.14%        2.17%        2.15%        2.01%(e)
  Net investment income, net of
    waivers/reimbursements                      4.55%(e)       4.73%        4.69%        5.09%        4.99%        4.97%(e)
Portfolio turnover rate                           14%            85%         185%         114%         156%          75%



See footnote summary on page 55.

53


FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                     VIRGINIA PORTFOLIO

                                                                          CLASS A
                                            -----------------------------------------------------------------
                                           SIX MONTHS                                          APRIL 29, 1994(A)
                                              ENDED                YEAR ENDED SEPTEMBER 30,            TO
                                          MARCH 31, 1998   -------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)        1997         1996         1995         1994
                                            -----------    -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.90         $10.58       $10.29       $ 9.69       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .27(c)         .57(c)       .57(c)       .56          .24
Net realized and unrealized gain (loss)
  on investment transactions                     .34            .57          .37          .61         (.31)
Net increase (decrease) in net asset
  value from operations                          .61           1.14          .94         1.17         (.07)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.29)          (.57)        (.57)        (.56)        (.24)
Distributions in excess of net
  investment income                               -0-            -0-          -0-        (.01)          -0-
Distributions from net realized gains           (.32)          (.25)        (.08)          -0-          -0-
Total dividends and distributions               (.61)          (.82)        (.65)        (.57)        (.24)
Net asset value, end of period                $10.90         $10.90       $10.58       $10.29       $ 9.69

TOTAL RETURN
Total investment return based on
  net asset value (d)                           5.68%         11.32%        9.39%       12.46%        (.71)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $5,328         $3,530       $2,455       $1,855       $1,249
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .67%(e)        .67%         .67%         .67%         .57%(e)
  Expenses, before waivers/reimbursements       2.49%(e)       3.57%        5.18%        8.96%       12.29%(e)
  Net investment income, net of
    waivers/reimbursements                      4.99%(e)       5.39%        5.39%        5.59%        5.62%(e)
Portfolio turnover rate                           63%           258%         298%         128%          65%




                                                                          CLASS B
                                            -----------------------------------------------------------------
                                           SIX MONTHS                                          APRIL 29, 1994(A)
                                              ENDED                YEAR ENDED SEPTEMBER 30,            TO
                                          MARCH 31, 1998   -------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)        1997         1996         1995         1994
                                            -----------    -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.90         $10.57       $10.29       $ 9.69       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .23(c)         .50(c)       .50(c)       .49          .22
Net realized and unrealized gain (loss)
  on investment transactions                     .33            .58          .36          .61         (.32)
Net increase (decrease) in net asset
  value from operations                          .56           1.08          .86         1.10         (.10)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.25)          (.50)        (.50)        (.49)        (.21)
Distributions in excess of net
  investment income                               -0-            -0-          -0-        (.01)          -0-
Distributions from net realized gains           (.32)          (.25)        (.08)          -0-          -0-
Total dividends and distributions               (.57)          (.75)        (.58)        (.50)        (.21)
Net asset value, end of period                $10.89         $10.90       $10.57       $10.29       $ 9.69

TOTAL RETURN
Total investment return based on
  net asset value (d)                           5.25%         10.70%        8.57%       11.67%       (1.01)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $7,200         $5,020       $3,345       $1,193         $224
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.37%(e)       1.37%        1.37%        1.37%        1.27%(e)
  Expenses, before waivers/reimbursements       3.19%(e)       4.29%        5.88%        9.66%       12.99%(e)
  Net investment income, net of
    waivers/reimbursements                      4.30%(e)       4.68%        4.70%        4.80%        4.97%(e)
Portfolio turnover rate                           63%           258%         298%         128%          65%


See footnote summary on page 55.


54


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                     VIRGINIA PORTFOLIO

                                                                           CLASS C
                                            -----------------------------------------------------------------
                                           SIX MONTHS                                          APRIL 29, 1994(A)
                                              ENDED                YEAR ENDED SEPTEMBER 30,            TO
                                          MARCH 31, 1998   -------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)        1997         1996         1995         1994
                                            -----------    -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.90         $10.57       $10.29       $ 9.70       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .23(c)         .50(c)       .50(c)       .49          .21
Net realized and unrealized gain (loss)
  on investment transactions                     .33            .58          .36          .60         (.30)
Net increase (decrease) in net asset
  value from operations                          .56           1.08          .86         1.09         (.09)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.25)          (.50)        (.50)        (.49)        (.21)
Distributions in excess of net
  investment income                               -0-            -0-          -0-        (.01)          -0-
Distributions from net realized gains           (.32)          (.25)        (.08)          -0-          -0-
Total dividends and distributions               (.57)          (.75)        (.58)        (.50)        (.21)
Net asset value, end of period                $10.89         $10.90       $10.57       $10.29       $ 9.70

TOTAL RETURN
Total investment return based on
  net asset value (d)                           5.25%         10.70%        8.58%       11.56%        (.91)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $1,878         $1,207         $642         $122          $43
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.37%(e)       1.37%        1.37%        1.37%        1.27%(e)
  Expenses, before waivers/reimbursements       3.19%(e)       4.25%        5.88%        9.66%       12.99%(e)
  Net investment income, net of
    waivers/reimbursements                      4.28%(e)       4.66%        4.73%        4.81%        4.67%(e)
Portfolio turnover rate                           63%           258%         298%         128%          65%


(a)  Commencement of operations.

(b)  Net of fee waived and expenses reimbursed by the Adviser.

(c)  Based on average shares.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period less than one year is not annualized.

(e)  Annualized.


55


                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

BOARD OF TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
SUSAN P. KEENAN, SENIOR VICE PRESIDENT
DAVID DOWDEN, VICE PRESIDENT
TERRANCE HULTS, VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JUAN J. RODRIGUEZ, CONTROLLER

CUSTODIAN
THE BANK OF NEW YORK
48 Wall Street
New York, NY 10286

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


56


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


57


ALLIANCE MUNICIPAL INCOME FUND II
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

MUNIIISR`